As filed electronically with the Securities and Exchange Commission on May 3, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 33-90888

Pre-Effective Amendment No.

Post-Effective Amendment No.	23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-9010

Amendment No.	22

(Check appropriate box or boxes.)

Transamerica Investors, Inc.

(Exact Name of Registrant as Specified in Charter)

1150 South Olive, Los Angeles, California 90015

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (213) 742-2111

John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(727) 299-1824

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒ Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Class A Shares

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Transamerica Premier Balanced Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Bond Fund

Transamerica Premier Cash Fund

Supplement Dated May 1, 2004 to Prospectus

Dated May 1, 2004

THIS INFORMATION SUPPLEMENTS THE FUND’S PROSPECTUS DATED May 1, 2004. THIS

SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST

ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

Effective July 1, 2004, Class A Shares will have a new sales load structure. The fee information included in the May 1, 2004 prospectus reflects that sales load structure.

The following information supplements the information in the prospectus and is in effect for the period May 1, 2004 through June 30, 2004.

The following information replaces the information on page 12 of your prospectus for the time period listed above, under the heading “Shareholder Transaction Expenses”:

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.

Shareholder Transaction Expenses

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Focus Fund	5.25%	None	None	None

Premier Growth Opportunities Fund	5.25%	None	None	None

Premier Equity Fund	5.25%	None	None	None

Premier Core Equity Fund	5.25%	None	None	None

Premier Index Fund	5.25%	None	None	None

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Balanced Fund	5.25%	None	None	None

Premier High Yield Bond Fund	5.25%	None	None	None

Premier Bond Fund	4.75%	None	None	None

Premier Cash Reserve Fund	None	None	None	5.25%[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.

The following information replaces the information on page 13 of your prospectus for the time period listed above, under the heading “Examples”:

Examples

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Funds[1]	1 Year	3 Years	5 Years	10 Years
Premier Focus Fund	$670	$974	$1,300	$2,222

Premier Growth Opportunities Fund	$670	$974	$1,300	$2,222

Premier Equity Fund	$679	$1,003	$1,350	$2,325

Premier Core Equity Fund	$650	$915	$1,200	$2,010

Premier Index Fund[2]	$573	$677	$790	$1,120

Premier Balanced Fund	$674	$989	$1,325	$2,274

Premier High Yield Bond Fund	0	0	0	0

Premier Bond Fund	$660	$945	$1,251	$2,117

Premier Cash Reserve Fund	$61	$192	$335	$750

2

1 The expenses in the example assume no fees for IRA or SEP accounts.

2 The example includes the total expenses of both the Fund and the Master Feeder.

The following information replaces the information on page 25 of your prospectus for the time period listed above, under the heading “Sales Charges”:

Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges. See the relevant sections of the Prospectus and the Statement of Additional Information for more details.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Sales Charge Per Fund	Under $50,000	$50,001 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Focus Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Growth Opportunities Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Core Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Index Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Balanced Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier High Yield Bond Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Bond Fund	4.75%*/4.99%**	4.00%*/4.17%**	3.25%*/3.36%**	2.50%*/2.56%**	1.75%*/1.78%**
Premier Cash Reserve Fund	None	None	None	None	None

*   Sales charge as a percentage of offering price

** Sales charge as a percentage of net amount invested

Transamerica Premier Funds — Class A Shares

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured

May Lose Value

No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

The Funds at a Glance

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC. (“TIM” or “Investment Adviser”)

The performance shown for each Fund assumes reinvestment of dividends. Performance shown prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for Class A shares. The performance for High Yield Bond is based on the Investor Class performance for the entire period shown, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for Class A shares. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund. Absent fee waivers and limitation of Fund expenses, the performance data shown would have been lower.

2

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Fund’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Fund to have the most favorable risk-reward characteristics.

In the event the Investment Adviser is unable to identify any investments that meet the Fund’s criteria, it will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter: 43.19% for quarter ended 12/31/98
•	Worst calendar quarter: (27.56)% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 year	Since Inception**
Premier Focus Fund
Return Before Taxes	32.38%	(2.01)%	11.44%
Return After Taxes on Distributions***	32.28%	(3.53)%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares***	21.05%	(1.65)%	10.15%
S&P 500 Index+	28.67%	(0.57)%	5.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

3

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Fund looks for companies it considers to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Fund typically concentrates the it’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 29.69% for quarter ended 12/31/99
•	Worst calendar quarter: (18.80)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception** (10/2/95)
Premier Equity Fund
Return Before Taxes	23.61%	(2.65)%	9.99%
Return After Taxes on Distributions***	23.61%	(3.76)%	9.23%
Return After Taxes on Distributions and Sale of Fund Shares***	15.35%	(2.28)%	8.92%
S&P 500® Index+	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Class A — June 30, 1998; returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

4

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500® Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 21.05% for quarter ended 12/31/98
•	Worst calendar quarter: (17.35)% for quarter ended 9/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception** (10/2/95)
Premier Index Fund
Return Before Taxes	21.75%	(1.99)%	8.52%
Return After Taxes on Distributions***	21.33%	(2.69)%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares***	14.15%	(2.03)%	7.26%
S&P 500 Index+	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

5

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. The Fund typically concentrates it’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 53.44% for quarter ended 12/31/99
•	Worst calendar quarter: (36.22)% for quarter ended 3/31/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 year	Since Inception**
Premier Growth Opportunities Fund
Return Before Taxes	27.06%	2.86%	15.34%
Return After Taxes on Distributions***	27.06%	1.02%	13.75%
Return After Taxes on Distributions and Sale of Fund Shares***	17.59%	2.27%	13.50%
Russell 2500 Growth Index+	46.31%	3.83%	4.54%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market.

The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities each represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

6

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

It uses a valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Fund typically concentrates its holdings in fewer than 50 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 16.21% for quarter ended 03/31/00
•	Worst calendar quarter: (18.51)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 year	Since Inception
Premier Core Equity Fund
Return Before Taxes	19.19%	0.73%	1.68%
Return After Taxes on Distributions***	19.19%	0.54%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares***	12.47%	0.56%	1.40%
S&P 500 Index+	28.67%	(0.57)%	1.62%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the April 1, 1998 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

7

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 14.54% for quarter ended 12/31/99
•	Worst calendar quarter: (10.03)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception**
Premier Balanced Fund
Return Before Taxes	16.46%	4.51%	12.06%
Return After Taxes on Distributions***	16.03%	3.31%	11.14%
Return After Taxes on Distributions and Sale of Fund Shares***	10.70%	3.32%	10.42%
S&P 500® Index+	28.67%	(0.57)%	9.85%
Lehman Brothers Government/Credit Bond Index++	4.67%	6.66%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.

++	The Lehman Brothers Government/Credit Bond Index is a broad – based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date for Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

8

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Rating). The Fund looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: (7.78)% for quarter ended 12/31/02
•	Worst calendar quarter: (5.36)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception
Premier Bond Fund
Return Before Taxes	0.64%	2.59%	3.23%	4.48%
Return After Taxes on Distributions***	(0.71)%	0.26%	0.85%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares***	0.40%	0.75%	1.27%	2.89%
Lehman Brothers Government/Credit Bond Index++	4.67%	6.66%	6.99%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

++	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date for Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for other Premier Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Average Annual Total Returns Since Inception

(as of 12/31/ 03)*

	1 year	5 Years	Since Inception (6/30/98)
Premier High Yield Bond Fund
Return Before Taxes	12.39%	3.32%	2.97%
Return After Taxes on Distributions***	12.39%	3.32%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares***	8.05%	2.85%	2.55%
Merrill Lynch U.S. High Yield Cash Pay Index+	27.23%	5.47%	4.81%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+The Merrill Lynch U.S. High Yield Cash Pay Index (formerly the Merrill Lynch High Yield Master Index) provides a broad-based measure of the performance of the non-investment grade U.S. bond market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

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Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high-quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Fund looks for securities with minimal credit risk. It maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due; but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 2.78% for quarter ended 06/30/00
•	Worst calendar quarter: 0.12% for quarter ended 09/30/03

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception
Premier Cash Reserve Fund
Return Before Taxes	0.57%	3.23%	4.08%
iMoneyNet Fund Report+	0.49	3.09%	3.82%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The iMoneyNet Fund ReportTM-All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 0.49 % and 0.49 % as of December 31, 2003.

You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors (see the section titled “Waivers of Sales Charges”). The following sales charges are effective July 1, 2004.

Shareholder Transaction Expenses

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge on Reinvested Dividends	Exchange Fee
Premier Focus Fund	5.50%	None	None	None

Premier Growth Opportunities Fund	5.50%	None	None	None

Premier Equity Fund	5.50%	None	None	None

Premier Core Equity Fund	5.50%	None	None	None

Premier Index Fund	5.50%	None	None	None

Premier Balanced Fund	5.50%	None	None	None

Premier High Yield Bond Fund	5.50%	None	None	None

Premier Bond Fund	5.00%	None	None	None

Premier Cash Reserve Fund	None	None	None	5.50%[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.50% for all Funds except the Premier Bond Fund which is 5.0%.

Note: A $25 fee is assessed every year on accounts open for over two years that are below a minimum balance of $5,000.

In addition, a $10 fee is charged to the investors who redeem their shares through the “Expedited Wire Redemption” feature offered to them (see the section titled “Buying and Selling Shares” in the “Shareholders Information” part of this prospectus).

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Annual Fund Operating Expenses (as a percent of average net assets)

The table below lists the expenses incurred by each Fund during 2003.

Transamerica Premier Funds/Class A	Adviser Fee[1]	12b-1 Fee[2]	Other Expenses[3]	Total Operating Expenses[4]	Fee Waiver and Expense Reimbursement	Net Expenses[4]
Premier Focus Fund	0.85%	0.35%	1.08%	2.28%	0.78%	1.50%

Premier Equity Fund	0.85%	0.35%	0.58%	1.78%	0.18%	1.60%

Premier Index Fund	0.45%[5]	0.35%	10.43%	11.23%[6]	10.73%	0.50%[7]

Premier Growth Opportunities Fund	0.85%	0.35%	0.86%	2.06%	0.56%	1.50%

Premier Core Equity Fund	0.74%	0.35%	1.28%	2.37%	1.07%	1.30%

Premier Balanced Fund	0.75%	0.35%	0.63%	1.73%	0.18%	1.55%

Premier Bond Fund	0.60%	0.35%	1.18%	2.13%	0.73%	1.40%

Premier High Yield Bond Fund	0.55%	0.00%	0.17%	0.72%	0.07%	0.65%

Premier Cash Reserve Fund	0.35%	0.35%	4.74%	5.44%	4.84%	0.60%

[1]	The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See “Adviser Fee.”

[2]	After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.

[3]	”Other Expenses” are those incurred after any reimbursements to the Fund by the Administrator. See “Administrator.” Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during 2003.

[4]	“Total Operating Expenses” include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the Class A Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses.

[5]	Fees are not paid by the Master Fund of the Master Trust.

[6]	This fee represents the total expenses of both the Fund and the Master Fund.

[7]	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are based on the current fees.

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Examples

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Fund[1]	1 Year	3 Years	5 Years	10 Years
Premier Focus Fund	$694	$998	$1,323	$2,242

Premier Growth Opportunities Fund	$694	$998	$1,323	$2,242

Premier Equity Fund	$704	$1,027	$1,373	$2,346

Premier Core Equity Fund	$675	$939	$1,224	$2,032

Premier Index Fund[2]	$598	$702	$814	$1,144

Premier Balanced Fund	$699	$1,013	$1,348	$2,294

Premier High Yield Bond Fund	$66	$208	$362	$620

Premier Bond Fund	$635	$921	$1,228	$2,096

Premier Cash Reserve Fund	$61	$192	$335	$750

[1]	The expenses in the example assume no fees for IRA or SEP accounts.

[2]	The example includes the total expenses of both the Fund and the Master Feeder.

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

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Transamerica Premier Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

Premier Focus Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Fund’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. It selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long-term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company in our opinion.

The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in

15

pursuit of long-term capital growth.

Premier Index Fund

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500 Index, such as S&P 500® Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500® Index. The performance of the Fund will reflect the performance of the S&P 500® Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund Is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Premier Growth Opportunities Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by small to medium U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out the industry leaders of tomorrow and invest in them today. It looks for companies with exceptional management and bright prospects for their products and markets.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small to medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Premier Core Equity Fund

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

It uses a “bottom up” approach to investing. WThe Investment Adviser studies industry and economic trends, but focuses on researching individual companies. As part of the Investment Adviser’s strategy, the portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, it may invest in securities issued by companies of all sizes. Generally, however, the Investment Adviser will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve its goal the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments — The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

Fixed Income Investments — The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, it may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Premier Bond Fund

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies

It uses a “bottom up” approach to investing. The Investment Adviser studies industry and economic trends, but focuses on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

The Fund invests at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities, which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on the Investment Adviser’s analysis of those securities. The Fund investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter-term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Premier High Yield Bond Fund

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

It uses a “bottom up” approach to investing. The Investment Adviser studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve its goal, the Investment Adviser’s fixed income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations;

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal; and

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation.

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high-yield, below-investment-grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s®. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s®). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Premier Cash Reserve Fund

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Fund invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due, but this risk is lower than the Premier bond funds due to the shorter term of money market obligations. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion
Premier Focus Fund	0.85%	0.82%	0.80%
Premier Equity Fund	0.85%	0.82%	0.80%
Premier Index Fund*	0.30%	0.30%	0.30%
Premier Growth Opportunities Fund	0.85%	0.82%	0.80%
Premier Core Equity Fund	0.75%	0.72%	0.70%
Premier Balanced Fund	0.75%	0.72%	0.70%
Premier Bond Fund	0.60%	0.57%	0.55%
Premier High Yield Bond Fund	0.55%	0.52%	0.50%
Premier Cash Reserve Fund	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently pays— to SSgA.

For the fiscal year ended December 31, 2003 each fund paid the following management fee as a percentage of the fund’s average daily net assets after reimbursement and/or fee waivers (if applicable):

Fund	Percentage
Focus	0.85%
Equity	0.85%
Index	N/A
Growth Opportunities	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

The Adviser allocates the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers

Transamerica Premier Focus Fund

Christopher J. Bonavico Kenneth F. Broad Daniel J. Prislin	(Co-Portfolio Manager) (Co-Portfolio Manager) (Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte Gary U. Rollé Daniel J. Prislin	(Lead Portfolio Manager) (Portfolio Manager) (Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico Kenneth F. Broad	(Co-Portfolio Manager) (Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin Gary U. Rollé Jeffrey S. Van Harte	(Co-Portfolio Manager) (Co-Portfolio Manager) (Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé Heidi Y. Hu Jeffrey S. Van Harte	(Lead Equity Portfolio Manager) (Lead Fixed Income Portfolio Manager) (Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu Peter O. Lopez	(Lead Portfolio Manager) (Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Peter O. Lopez Edward S. Han	(Lead Portfolio Manager) (Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han Patty Arrieta-Morales Greg Haendel	(Lead Portfolio Manager) (Co-Portfolio Manager) (Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.A. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of the Transamerica Premier High Yield Bond Fund, another Transamerica Premier Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for

Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has ten years of experience in fixed-income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large-growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

ended

Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Investment Amount†
Sales Charge Per Fund	Under $50,000	$50,000 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Focus Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Growth Opportunities Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Equity Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Core Equity Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Index Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Balanced Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Bond Fund	5.00%*/4.99%**	4.00%/4.17%	3.25%/3.36%	2.50%/2.56%	1.75%/1.78%
Premier Cash Reserve Fund	None	None	None	None	None

*	Sales charge as a percentage of offering price

**	Sales charge as a percentage of net amount invested

†	You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the above-reduced rates. If you acquire shares directly from Transamerica Premier Funds, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquire shares through a dealer or other financial intermediary, you must inform them of any facts they may qualify a purchase for any of the above provisions, such as, for example, other holdings of Class A shares of the funds that you have directly with Transamerica Premier Funds or through other accounts with dealers or financial intermediaries.

SHAREHOLDER INFORMATION

Opening an Account

Fill out the New Account Application which is included in this prospectus.

IRAs and other retirement accounts require a different application, which you can request by calling 1-800-892-7587 or visiting www.transamericafunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Transamerica Premier Funds or its agents may reject a request for purchase of shares at any time, in whole or in part.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and social security number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

Minimum Investment*

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular Accounts	$5,000	$100
Pension Plans, IRAs, or 529 Plans	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$50
Automatic Investment Plans	$100	$100

*The	Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

You may establish your account with $2,500 initial purchase if you also establish a $100 per month per fund Automatic Investment Plan.

By Mail:

•	Send your completed application and check (made payable to Transamerica Premier Funds) to P.O. Box 9035, Clearwater, FL 33758-9035. For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

Through an Authorized Dealer:

•	The dealer is responsible for opening your account and providing Transamerica Premier Funds with your taxpayer identification number. The minimum order from an authorized dealer is $5,000 for all funds.

Buying Shares

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discount issue offering shares at any time or to cease operating entirely.

By Check:

•	Make your check payable and send to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	If you are opening a new account, send your completed application along with your check.

•	All checks must be made payable to Transamerica Premier Funds.

•	Transamerica Premier Funds does not accept money orders, traveler’s checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Premier Funds.

By Automatic Investment Plan:

•	With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Call or write Transamerica Premier Funds Customer Service to establish an AIP. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made.

By Telephone:

•	The electronic funds transfer privilege must be established in advance, when you open your account, or by adding this feature to your existing account. Select “Electronic Bank Link” on the application or write to Transamerica Premier. Funds can then be transferred electronically from your bank to Transamerica Premier Funds. Call Transamerica Premier Funds Customer Service to invest by phone, either through our automated phone system (1-800-892-7587), or by speaking directly with your representative. Due to your bank’s requirements, please allow up to 30 days to establish this option. Shares will be purchased via electronic funds when the money is received by Transamerica Premier Funds, usually 2–4 business days after the request.

•	Shares will be purchased via electronic funds when the money is received by Transamerica Premier Funds, usually 2-4 business days after request.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

•	Transamerica Premier Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Through Authorized Dealers:

•	If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. The dealer’s bank may charge you for a wire transfer. (Transamerica Premier Funds currently does not charge for this service.) Transamerica Premier Funds must receive your payment within three business days after your order is accepted.

By Payroll Deduction:

You may have money transferred regularly from your payroll to your Transamerica Premier Funds account. Please instruct your employer’s payroll department to do so. Call Transamerica Premier Funds Customer Service (1-800-892-7587) to establish this deduction.

By Wire Transfer:

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

•	Specify on the wire:

a.	Transamerica Premier Funds;
b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);
c.	Your account number; and
d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

Selling Shares

To request your redemption and receive payment by:

Direct Deposit-ACH (Only for accounts that are not qualified retirement plans):

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to verify that this feature is in place on your account. Maximum amount per day is the lesser of your balance or $50,000. Request an “ACH redemption” in writing, by phone, or by Internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. Transamerica Premier Funds does not charge for this payment option. Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

Direct Deposit Wire:

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to be sure this feature is in place on your account. Maximum amount per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Request an “Expedited Wire Redemption” in writing or by phone. Payment should be received by your bank account the next banking day after your request. Transamerica Premier charges $10 for this service. Your bank may charge a fee as well.

Check to the address of record:

•	Written Request: Send a letter requesting a withdrawal to Transamerica Premier Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to:

Transamerica	Premier Funds
P.O.	Box 9035
Clearwater,	FL 33758-9035
Attention:	Redemptions

Be sure to include all account owners’ signatures and any additional documents, as well as a signature guarantee(s) if required.

•	Telephone or internet request: Call Transamerica Premier Funds Customer Service (1-800-892-7587) and make your request using the automated system (1-800-892-7587), by person-to-person, or by accessing your account on the Internet. Maximum amount per day is the lesser of your available balance or $50,000. Note, certain redemptions must be in writing.

•	Once a redemption has been requested, it is irrevocable and may not be modified or canceled.

If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be assessed; for Saturday delivery, a $30 overnight fee will be assessed.

For your protection, if pan address change was made within the last 10 days, Transamerica Premier Funds requires a redemption request in writing, signed and signature guaranteed by all shareholders.

Check to another party/address:

•	This request must be in writing, regardless of amount, with all account owners’ signatures guaranteed. Mail to: Transamerica Premier Funds. P.O. Box 9035, Clearwater FL 33758-9035, Attention: Redemption.

Systematic Withdrawal Plan (by direct deposit ACH—or check):

•	You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

Through an Authorized Dealer:

•	You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

By Exchange:

•	You may request an exchange in writing, by phone, or by accessing your account through the Internet.

•	You can exchange shares in one fund for shares in the same class of another fund without being charged a sales charge applicable to that Fund, except for exchanges to the Cash Reserve Fund shares for Class A shares of another fund unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares

•	The minimum exchange to a new account is $5,000 unless an automatic investment plan is established on the new account. If exchanging from an existing account into a new account with an automatic investment plan established, the minimum exchange will be $2,500. Lastly, if you want to exchange between existing accounts, the required minimum will be $1,000.

•	Prior to making exchanges into a Fund that you do not own, please read the prospectus carefully.

•	Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	the privileges or features established on your account such as a Systematic Withdrawal Plan (“SWP”) or telephone transactions.
•	the type of account you have, and if there is more than one owner.
•	the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee
•	a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances.
•	Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.
•	The telephone redemption option may be suspended or terminated at any time without advance notice.

Features and Policies

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach ATIS by telephone, please consider visiting www.transamericafunds.com or send in written instructions by mail.

Uncashed Checks Issued on Your Account

If any check issued by Transamerica Premier Funds is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value, next calculated after reinvestment. If applicable, it will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below $5,000, Transamerica Premier reserves the right to close such accounts. However, Transamerica Premier will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

•	accounts opened within the preceding 24 months
•	accounts with an active monthly Automatic Investment Plan ($100 minimum per fund)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	UTMA/UGMA accounts

•	fiduciary accounts

Account Balance	Fee Assessment
If your balance is below $5,000	$25 fee assessed every year, until balance reaches $5,000

Signature Guarantee

•	A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

A signature guarantee is required if any of the following are applicable:

•	You request a redemption above $100,000.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You add or remove a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Check-Writing Service

(For shares of Transamerica Premier Cash Reserve Fund only).

If you would like to use the check-writing service, mark the appropriate box on the application or authorization form. Transamerica Premier Funds will send you checks when it receives these properly completed documents. Checks must be written for at least $250 and investments made by check or ACH must have been in your account for at least 15 days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day’s net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for “insufficient funds” and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account’s value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. If you request that a checkbook be delivered overnight, you will incur a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the Transamerica Premier Funds application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the Transamerica Premier Funds designated bank for its check-writing service. Transamerica Premier Funds has chosen UMB Bank n.a. as its designated bank for this service. UMB Bank n.a., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the Transamerica Premier Funds application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to Transamerica Premier Funds as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This check-writing service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this check-writing service, as amended from time to time. The Bank and/or Transamerica Premier has the right not to honor checks presented to it and the right to change, modify or terminate this check-writing service at any time.

Pricing of Shares

Each Fund’s price (“NAV”) is calculated on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If Transamerica Premier Funds receives your request in good order by regular closing time of the NYSE (usually 4:00 p.m. New York time), you will pay or receive that day’s NAV plus any applicable sales charges. If later, it will be priced based on the next day’s NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

E-mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail, or through the secure link on our website.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

Telephone Transactions

Transamerica Premier Funds and its transfer agent, AEGON/Transamerica Investor Services (“ATIS”), are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Premier Funds and ATIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where Transamerica Premier Funds or ATIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. Transamerica Premier Funds has the right to modify the telephone redemption privilege at any time.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Premier Funds. Your financial professional will answer any questions that you may have regarding such fees.

Fiduciary (IRA) Account Maintenance Fees

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value is more than $50,000.

Reinvestment Privilege

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. Send your written request to Transamerica Premier Funds along with your check for your reinvestment privileges.

Statements and Reports

Transamerica Premier Funds will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify Transamerica Premier Funds in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

8A Historical Statement may be ordered for transactions of prior years.

Please retain your statement. If you require prior years’ statements, Transamerica Premier may charge $10 per year up to a maximum of $50.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

Share Certificates

Transamerica Premier Funds does not issue share certificates.

Class A Shares — Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A Transamerica Premier Cash Reserve Fund purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more (either as a lump sum or through any of the methods in this prospectus), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401(k) plan. Other substantial investments may enable you to purchase Class A shares at a reduced sales charge.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Premier Board of Directors has approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading.

The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

Waivers of Sales Charges

Purchases Not Subject to Sales Charges or Sales Chares (“CDSC”)

The Funds may sell shares without a sales charge or CDSC to:

a)	Current and retired Directors of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company; Transamerica Investment Services, Inc. and Transamerica Investment Management, LLC, their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest.
b)	Employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge.
c)	Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds.
d)	Registered representatives and other employees of broker-dealers having sales agreements with AFSG; employees of financial institutions having sales agreements with AFSG or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21.
e)	A trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate.
f)	‘Wrap accounts” maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with AFSG with respect to such accounts.
g)	Individual accounts and participants in employee benefit plan accounts that, prior to November 15, 2002, were held in accounts in the M Class of the Funds.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemption of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a Systematic Withdrawal Plan may also be redeemed each year without a CDSC.

You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the reduced rates. If you acquired shares directly from Transamerica Premier Funds, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquired shares through a dealer or other financial intermediary, you must inform them of any fats that may qualify a purchase for any of the above provisions, such, for example, other holdings of Class a shares of the funds that you have directly with Transamerica Premier Funds or through other accounts with dealers or financial intermediaries.

Distribution of Shares

Distribution Plans

Transamerica Premier Funds has adopted a 12b-1 Plan of distribution for Class A shares in each fund in the series.

Distribution of Class A Shares. AFSG Securities Corporation (“AFSG”) receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually, which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares.

However, if the service fees rise, the distribution fee is lowered so that the total fees payable don’t exceed 0.35% annually.

Because these fees are paid out of the Fund assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost investors more than paying other types of sales charges. In case a Fund is closed to new investors or investments, distribution fees may still be paid under the Plan to compensate for past distribution efforts and ongoing services rendered to shareholders.

Underwriting Agreement

Transamerica Premier has an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the Adviser and Transamerica Premier Funds. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFST, or its agent, fees for its services. Of the distribution and service fees it receives for Class A shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

Distributions and Taxes

Taxes on Distributions in General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. (See below for special rules applicable to particular funds.) If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

Each Fund will send you a tax report each year summarizing the amount of and the tax aspects of your distributions.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year and otherwise short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming that is the case during the period when you own shares of Transamerica Premier Cash Reserve Fund, then you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from Transamerica Premier Funds. More information is provided in the SAI. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Premier Funds.

Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 2003, 2002, 2001, 2000 and 1999. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report.

	Transamerica Premier Index Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.53	$16.34	$18.80	$21.37	$18.62

Operations
Net investment income[2]	0.19	0.16	0.17	0.27	0.30
Net realized and unrealized gain (loss) on investments	3.39	(3.82)	(2.47)	(2.25)	3.45

Total from investment operations	3.58	(3.66)	(2.30)	(1.98)	3.75

Dividends/Distributions to Shareholders
Net investment income	(0.17)	(0.15)	(0.16)	(0.27)	(0.25)
Net realized gains on investments	—	—	—	(0.32)	(0.75)

Total dividends/distributions	(0.17)	(0.15)	(0.16)	(0.59)	(1.00)

Net Asset Value
End of period	$15.94	$12.53	$16.34	$18.80	$21.37

Total Return[3]	28.50%	(22.41)%	(12.25)%	(9.33)%	20.31%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	0.50%	0.50%	0.50%	0.50%
Before reimbursement/fee waiver	11.23%	6.76%	6.17%	6.05%	8.67%
Net investment income after reimbursement/fee waiver	1.40%	1.08%	1.02%	1.30%	1.47%
Portfolio turnover rate	N/A	13%[a]	14%	18%	22%
Net assets, end of period (in thousands)	$111	$460	$677	$713	$524

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.24), $(0.75), $(0.79), $(0.89) and $(1.36) for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[3]	Total return represents aggregate total return for each year.

[a]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2003. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

	Transamerica Premier Core Equity Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$8.84	$11.06	$12.09	$11.35	$10.59

Operations
Net investment loss[1]	(0.02)[a]	(0.02)[a]	(0.12)[a]	(0.12)[a]	(0.11)[a]
Net realized and unrealized gain (loss) on investments	2.30	(2.20)	(0.87)	1.33	0.87

Total from investment operations	2.28	(2.22)	(0.99)	1.21	0.76

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.04)	(0.47)	—

Total dividends/distributions	—	—	(0.04)	(0.47)	—

Net Asset Value
End of period	$11.12	$8.84	$11.06	$12.09	$11.35

Total Return[2]	25.79%	(20.07)%	(8.20)%	10.65%	7.18%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	2.37%	4.91%	16.31%	18.44%	67.64%
Net investment loss, after reimbursement/fee waiver	(0.16)%	(0.19)%	(1.01)%	(0.93)%	(0.99)%
Portfolio turnover rate	24%	72%	61%	52%	87%
Net assets, end of period (in thousands)	$6,938	$2,276	$264	$224	$87

	Transamerica Premier Equity Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.77	$16.93	$20.62	$31.88	$24.79

Operations
Net investment loss[1]	(0.09)[a]	(0.13)[a]	(0.21)	(0.43)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	3.98	(4.03)	(3.48)	(3.40)	8.39

Total from investment operations	3.89	(4.16)	(3.69)	(3.83)	8.02

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	(7.43)	(0.93)

Total dividends/distributions	—	—	—	(7.43)	(0.93)

Net Asset Value
End of period	$16.66	$12.77	$16.93	$20.62	$31.88

Total Return[2]	30.46%	(24.57)%	(17.90)%	(14.06)%	32.88%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.60%	1.60%	1.60%	1.60%	1.60%
Before reimbursement/fee waiver	1.78%	2.23%	7.32%	5.45%	18.56%
Net investment loss, after reimbursement/fee waiver	(0.64)%	(0.94)%	(1.23)%	(1.39)%	(1.33)%
Portfolio turnover rate	38%	34%	42%	40%	42%
Net assets, end of period (in thousands)	$23,271	$14,451	$598	$717	$530

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.12), $(0.37), $(1.84), $(2.29) and $(7.21) for the Core Equity Fund and $(0.12), $(0.21), $(1.18), $(1.84) and $(5.01) for the Equity Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Focus FundÙ
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$9.87	$13.76	$19.16	$33.49	$22.41

Operations
Net investment loss[1]	(0.09)[a]	(0.12)[a]	(0.16)[a]	(0.45)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	4.01	(3.77)	(4.44)	(4.31)	12.36

Total from investment operations	3.92	(3.89)	(4.60)	(4.76)	11.99

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—	—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$13.79	$9.87	$13.76	$19.16	$33.49

Total Return[2]	39.72%	(28.27)%	(24.03)%	(18.71)%	54.09%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.28%	4.03%	7.19%	4.44%	8.63%
Net investment loss, after reimbursement/fee waiver	(0.76)%	(1.13)%	(0.99)%	(1.33)%	(1.43)%
Portfolio turnover rate	59%	43%	70%	65%	80%
Net assets, end of period (in thousands)	$5,979	$2,951	$605	$795	$778

	Transamerica Premier Growth Opportunities Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.58	$15.45	$20.68	$38.87	$21.99

Operations
Net investment loss[1]	(0.11)[a]	(0.16)[a]	(0.18)[a]	(0.52)[a]	(0.35)[a]
Net realized and unrealized gain (loss) on investments	4.40	(2.71)	(4.39)	(7.68)	20.27

Total from investment operations	4.29	(2.87)	(4.57)	(8.20)	19.92

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—	—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$16.87	$12.58	$15.45	$20.68	$38.87

Total Return[2]	34.10%	(18.58)%	(22.12)%	(26.21)%	93.63%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.06%	3.93%	7.11%	4.27%	9.86%
Net investment loss, after reimbursement/fee waiver	(0.72)%	(1.18)%	(1.18)%	(1.33)%	(1.26)%
Portfolio turnover rate	29%	37%	55%	78%	50%
Net assets, end of period (in thousands)	$9,328	$2,973	$680	$1,104	$1,062

Ù	On May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.17), $(0.39), $(1.05), $(1.46) and $(2.21) for the Focus Fund and $(0.19), $(0.50), $(1.06), $(1.63) and $(2.65) for the Growth Opportunities Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Balanced Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.55	$18.68	$20.06	$20.47	$19.25

Operations
Net investment income[1]	0.18 [a]	0.28 [a]	0.28	0.35 [a]	0.33 [a]
Net realized and unrealized gain (loss) on investments	3.61	(2.09)	(1.38)	1.60	2.39

Total from investment operations	3.79	(1.81)	(1.10)	1.95	2.72

Dividends/Distributions to Shareholders
Net investment income	(0.21)	(0.32)	(0.24)	(0.22)	(0.35)
Net realized gains on investments	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	(0.21)	(0.32)	(0.28)	(2.36)	(1.50)

Net Asset Value
End of period	$20.13	$16.55	$18.68	$20.06	$20.47

Total Return[2]	22.91%	(9.69)%	(5.51)%	(9.57)%	14.48%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver	1.73%	2.53%	10.47%	10.25%	17.18%
Net investment income, after reimbursement/fee waiver	0.98%	1.61%	1.41%	1.57%	1.65%
Portfolio turnover rate	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$15,885	$7,828	$423	$398	$339

	Transamerica Premier Bond Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$9.05	$9.97	$9.86	$9.73	$10.40

Operations
Net investment income[1]	0.24 [a]	0.47 [a]	0.56	0.62	0.55
Net realized and unrealized gain (loss) on investments	0.27	(0.87)	0.32	0.12	(0.57)

Total from investment operations	0.51	(0.40)	0.88	0.74	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.36)	(0.48)	(0.56)	(0.61)	(0.58)
Net realized gains on investments	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.36)	(0.52)	(0.77)	(0.61)	(0.65)

Net Asset Value
End of period	$9.20	$9.05	$9.97	$9.86	$9.73

Total Return[2]	5.66%	(3.90)%	9.15%	7.89%	(0.22)%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver	2.13%	2.89%	13.28%	16.72%	26.13%
Net investment income, after reimbursement/fee waiver	2.62%	5.19%	5.25%	6.32%	5.82%
Portfolio turnover rate	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$4,512	$4,356	$311	$261	$145

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.14, $0.11, $(1.32), $(1.58) and $(2.79) for the Balanced Fund and $0.17, $0.34, $(0.66), $(0.88) and $(1.77) for the Bond Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Cash Reserve Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[1]	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.01	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	1.27%	3.76%	5.97%	4.68%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.60%	0.60%	0.60%	0.60%	0.60%
Before reimbursement/fee waiver	5.44%	2.96%	3.02%	2.98%	4.78%
Net investment income, after reimbursement/fee waiver	0.61%	1.28%	3.65%	5.84%	4.58%
Net assets, end of period (in thousands)	$62	$1,207	$1,658	$1,286	$819

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.04), $(0.01), $0.01, $0.03 and $0.00 for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

Additional Information and Assistance

This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587).

•	Option 1: to request annual/semi-annual report, SAI, and other literature and to ask questions about the Funds.

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week.

•	Option 3: shareholder service representative.

•	Write to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI

•	Call 1-202-942-8090

•	Visit the SEC’s Internet web site at http://www.sec.gov

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee)

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASKUS (1-800-892-7587)

[LOGO]

AFSG Securities Corporation, Distributor

Transamerica Premier Funds—Institutional Shares

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured

May Lose Value

No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

The Funds at a Glance

PLEASE NOTE: As of the date of this prospectus, only the Transamerica Premier High Yield Bond Fund has commenced operations.

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC (“TIM” or “Investment Adviser.”)

The performance shown for each Fund assumes reinvestment of dividends. TIM shows the performance of the Investor Class of Shares for all Funds, because the Institutional Class was not available prior to the date of this prospectus. The Investor Class is subject to 12b-1; the Institutional Class is not. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Absent fee waivers and limitation of Fund expenses, the performance data shown would have been lower.

2

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

The Fund invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent.

The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this Prospectus, Investor Class shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 43.17% for quarter ended 12/31/98
•	Worst calendar quarter: 27.55% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 years	Since Inception (6/30/97)
Premier Focus Fund
Return Before Taxes	39.54%	(0.87)%	12.46%
Return After Taxes on Distributions**	39.54%	(2.40)%	11.12%
Return After Taxes on Distributions and Sale of Fund Shares**	25.70%	(0.69)%	11.08%
S&P 500 Index+	28.67%	(0.57)%	1.10%

*	Premier Focus Fund-Investor Class is shown above as Premier Focus Fund-Institutional Class has not yet commenced operations Commencement of operations of Investor Class was July 1, 1997.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account .
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

3

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies it considers to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods.

The Fund typically concentrates its holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 29.80% for quarter ended 12/31/99
•	Worst calendar quarter: (18.69)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	5 years	Since Inception (10/2/95)
Premier Equity Fund
Return Before Taxes	30.70%	(1.34)%	10.85%
Return After Taxes on Distributions**	30.70%	(2.46)%	10.05%
Return After Taxes on Distributions and Sale of Fund Shares**	19.96%	(1.19)%	9.69%
S&P 500 Index+	28.67%	(0.57)%	1.10%

*	Premier Equity Fund-Investor Class returns are shown above as Premier Equity Fund-Institutional Class has not yet commenced operations.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

4

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 21.11% for quarter ended 12/31/98
•	Worst calendar quarter: (17.31)% for quarter ended 09/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	5 years	Since Inception (10/2/95)
Premier Index Fund
Return Before Taxes	28.33%	(0.75)%	9.62%
Return After Taxes on Distributions**	27.82%	(1.54)%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares**	18.41%	(1.04)%	7.75%
S&P 500® Index+	28.67%	(0.57)%	1.10%

*	Premier Index Fund-Investor Class returns are shown above as Premier Index-Institutional Class has not yet commenced operations.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

5

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Investment Adviser typically concentrates its holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 53.56% for quarter ended 12/31/99
•	Worst calendar quarter: (36.17)% for quarter ended 03/31/01

Average Annual Total Returns Since Inception

(as of 12/31/ 03)***

	1 year	5 year	Since Inception (6/30/97)
Premier Growth Opportunities Fund
Return Before Taxes	33.88%	4.07%	16.82%
Return After Taxes on Distributions**	33.88%	2.22%	15.15%
Return After Taxes on Distributions and Sale of Fund Shares**	22.03%	3.32%	14.83%
Russell 2500 Growth Index+	46.31%	3.83%	3.00%

*	Premier Growth Opportunities-Investor Class returns are shown above as the Premier Growth Opportunities-Institutional Class has not yet commenced operations
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market).

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: In the Adviser’s opinion, the Russell 2500 Growth Index more accurately reflects the investment style of the Growth Opportunities Fund than the Russell 2000 Index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

6

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

The Fund uses a valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above- average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Investment Adviser typically concentrates its holdings in fewer than 60 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 16.18% for quarter ended 03/31/00
•	Worst calendar quarter: (18.46)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	3 year	Since Inception 3/31/98*
Premier Core Equity Fund
Return Before Taxes	25.93%	1.91%	2.73%
Return After Taxes on Distributions**	25.93%	1.72%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares**	16.85%	1.58%	2.31%
S&P 500® Index+	28.67%	(0.57)%	1.10%

*	Premier Core Equity-Investor Class is shown above as Premier Core Equity –Institutional Class has not yet commenced operations.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account .
+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed-income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 21.75% for quarter ended 06/30/97
•	Worst calendar quarter: (9.94)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	5 years	Since Inception (10/2/95)
Premier Balanced Fund
Return Before Taxes	23.20%	5.98%	13.10%
Return After Taxes on Distributions**	22.71%	4.67%	11.96%
Return After Taxes on Distributions and Sale of Fund Shares**	15.08%	4.53%	11.21%
S&P 500®Index	28.67%	(0.57)%	1.10%
Lehman Brothers U.S. Government/Credit Bond Index++	4.67%	6.66%	6.99%

*	Premier Balanced Fund-Investor Class returns are shown above as Premier Balanced Fund-Institutional Class has not yet commenced operations.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.
++	The Lehman Brothers Government/Credit Bond Index is a broad- based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity.

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Total Returns by Calendar Year*

•	Best calendar quarter: 7.80% for quarter ended 12/31/02
•	Worst calendar quarter: (5.32)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	5 years	Since Inception (10/2/95)
Premier Bond Fund
Return Before Taxes	5.87%	3.72%	5.32%
Return After Taxes on Distributions**	4.42%	1.33%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares**	3.80%	1.68%	3.03%
Lehman Brothers Government/Corporate Bond Index++	4.67%	6.66%	6.99%

*	Premier Bond Fund-Investor Class returns are shown above as Premier Bond fund-Institutional Class has not yet commenced operations.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
++	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investing grade with at least one year to maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of high yield bonds. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Total Returns by Calendar Year

•	Best calendar quarter: 6.60% for quarter ended 06/30/03
•	Worst calendar quarter: 5.62% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 year	5 years	Inception (7/01/98)
Premier High Yield
Bond Fund
Return Before Taxes*	18.87%	4.74%	4.39%
Return After Taxes on Distributions**	15.64%	1.16%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares**	12.11%	1.78%	1.48%
Merrill Lynch High Yield, Cash Pay, BB-B Rated Index+	22.85%	5.28%	4.78%
Merrill Lynch U.S. High Yield Cash Pay Index+	27.23%	5.47%	4.81%

*	Effective July 1, 1998, the Transamerica High Yield Bond Fund (separate account) exchanged all of its assets for shares in the Transamerica Premier High Yield Bond Fund.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Merrill Lynch High Yield, Cash Pay, BB-B Rated Index is an unmanaged index comprised of the market value weighted measure of approximately 1,500 BB and B rated bonds. The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged portfolio constructed to mirror the public high yield debt market. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

10

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high-quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Investment Adviser looks for securities with minimal credit risk. The Fund maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Total Returns by Calendar Year*

•	Best calendar quarter: 2.96% for quarter ended 06/30/00
•	Worst calendar quarter: 0.21% for quarter ended 09/30/03

Average Annual Total Returns Since Inception

(as of 12/31/03)**

	1 year	5 years	Since Inception (10/2/95)
Premier Cash Reserve Fund
Returns Before Taxes	0.92%	3.59%	4.31%
The iMoneyNet Money
Fund Report+	0.49%	3.09%	3.82%

*	Premier Cash Reserve Fund-Investor Class returns are shown above as Premier Cash Reserve Fund-Institutional Class has not yet commenced operations.

The seven-day current and effective yields were 0.84 % and 0.84% for the Investor Class, respectively, as of December 31, 2003.

You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

+	The iMoneyNet Money Fund ReportTM – All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

11

Fees and Expenses

There is no sales charge (load) or other transaction fees for the Funds that you pay directly.

Annual Fund Operating Expenses (as a percent of average net assets)

Transamerica Premier Fund	Management Fee	Total Distribution (12b-1) Fee	Other Expenses	Operating Expenses	Fee Waiver Expense Reimbursement	Net Expenses
Focus	0.85%	0.00%	0.44%	1.29%	0.14%	1.15%
Equity	0.85%	0.00%	0.33%	1.18%	0.00%	1.18%
Index	0.00%[1]	0.00%	0.53%	0.53%[2]	0.38%	0.15%
Growth Opportunities	0.85%	0.00%	0.37%	1.22%	0.07%	1.15%
Core Equity	0.74%	0.00%	0.81%	1.55%	0.60%	0.95%
Balanced	0.75%	0.00%	0.29%	1.04%	0.00%	1.04%
Bond	0.60%	0.00%	0.54%	1.14%	0.09%	1.05%
High Yield Bond	0.55%	0.00%	0.10%	0.65%	0.00%	0.65%
Cash Reserve	0.35%	0.00%	0.43%	0.78%	0.63%	0.15%

The Fund’s total operating expenses above include the maximum adviser fee, and other expenses. These are the expenses actually incurred by the High Yield Bond Fund for 2003. . During 2003, expense reimbursements were in place. With these reimbursements, the actual total operating expenses incurred for 2003, other fees and expenses are based upon estimates, for High Yield Bond were 0.65%. The Adviser has agreed to waive part of its Adviser Fee and/or to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed this cap for High Yield Bond and the following caps for the other Funds: Aggressive Growth = 1.15%; Equity = 1.25%; Index* = 0.15%; Growth Opportunities = 1.15%; Core Equity = 0.95%; Balanced = 1.20%; Bond = 1.05%; and Cash Reserve = 0.15%. These measures will increase the Fund’s returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

[1]	This fee represents the total fees paid by the Master Fund of the Master Trust.
[2]	This fee represents the total expenses of both the Fund and the Master Fund.
*	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

Example

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses without waivers or reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investment Period
Premier Funds	1 Year	3 Years	5 Years	10 Years
Focus	$117	$365	$633	$1,074
Equity	$120	$375	$649	$1,101
Index[3]	$15	$48	$85	$146
Growth Opportunities	$117	$365	$633	$1,074
Core Equity	$97	$303	$525	$895
Balanced	$106	$331	$574	$976
Bond	$107	$334	$579	$985
High Yield Bond	$66	$208	$362	$620
Cash Reserve	$15	$48	$85	$146

[3]	The example includes the total expenses of both the Fund and the Master Fund.

12

Transamerica Premier Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

Premier Focus

Goal

Our goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term, value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. These securities are selected because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund

Goal

Our goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. The Investment Adviser believes in long-term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on its own merits as a premier company in our opinion.

13

The Fund buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Since the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Premier Index Fund

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 ® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time, stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment.

Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500® Index, such as S&P 500®

14

Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500® Index The performance of the Fund will reflect the performance of the S&P 500® Index Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please Note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Premier Growth Opportunities Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by small- to medium-U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out the industry leaders of tomorrow and invests in them today. It looks for companies with exceptional management and bright prospects for their products and markets.

Policies

The Investment Adviser generally invests at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small and medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital

15

growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Premier Core Equity Fund

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting free cash flows and determining earnings potential, the Investment Adviser uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve this goal, the Investment Adviser may invest in securities issued by companies of all sizes. Generally, however the Investment Adviser will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Investment Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Investment Adviser generally invests at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. The Fund does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve this goal, the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

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Equity Investments—The Adviser’s equity management team buys shares of companies that have many or all of these features:

•	Outstanding management

•	Superior track record

•	Well-defined plans for the future

•	Unique low-cost products

•	Dominance in market share or products in specialized markets

•	Strong earnings and cash flows to foster future growth

•	Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments—The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, the Adviser may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger, more-established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating; and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Premier Bond Fund

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve this goal, the Investment Adviser’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price

•	Seeks to accumulate additional returns as the prices of such bonds increase

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

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Policies

The Investment Adviser invests at least 80% of the Fund’s assets in a diversified selection of investment-grade corporate and government bonds and mortgage-backed securities. Investment-grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of the Fund’s assets in lower-rated securities which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on our analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter-term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed 1securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Premier High Yield Bond Fund

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve this goal, the Adviser’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high yield, below investment-grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

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The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Premier Cash Reserve Fund

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Investment Adviser invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less.

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Investments received for the Institutional Class are automatically invested in the Investor Class of the Premier Cash Reserve Fund.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at

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current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Investment Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations

•	Developing and implementing an investment program for the Funds

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

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Premier Funds	First $1 Billion	Next $1 Billion	In Excess of $2 Billion
Focus	0.85%	0.82%	0.80%
Equity	0.85%	0.82%	0.80%
Index*	0.30%	0.30%	0.30%
Growth Opportunities	0.85%	0.82%	0.80%
Core Equity	0.75%	0.72%	0.70%
Balanced	0.75%	0.72%	0.70%
Bond	0.60%	0.57%	0.55%
High Yield Bond	0.55%	0.52%	0.50%
Cash Reserve	0.35%	0.35%	0.35%

* The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently does not pay to SSgA for its services.

For the fiscal year ended December 31, 2003 each fund paid the following management fee as a percentage of the fund’s average daily net assets, after reimbursement and/or fee waivers (if applicable):

Fund	Percentage
Focus	0.85%
Equity	0.85%
Index	0.00%
Growth Opp	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Such waivers will increase a Fund’s return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the Funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers
Transamerica Premier Focus Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)

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Fund and Fund Managers
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Peter O. Lopez	(Lead Portfolio Manager)
Edward S. Han	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Patty Arrieta-Morales	(Co-Portfolio Manager)
Greg Haendel	(Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.S. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of the Transamerica Premier High Yield Bond Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

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Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Manager of the Transamerica Premier Balanced Fund and of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Co-Manager of the Transamerica Premier Balanced Fund and the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Shareholder Services

Transamerica Premier Funds made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and Social Security Number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

To Open Your Account, All You Need To Do Is:

•	Complete the application;

•	Enclose a check or money order for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds

P.O. Box 9035

Clearwater, FL 33758-9035

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•	You can also make your initial investment by wiring funds from your bank. For instructions on this option, please refer to the section entitled “By Wire” in BUYING SHARES.

BUYING SHARES

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discontinue offering shares at any time or to cease operations entirely.

By Mail for additional investments in the Funds of your choice.

•	Fill out an investment coupon from a previous confirmation statement, or

•	Indicate on your check or a separate piece of paper your name, address and account number.

•	All checks must be made payable to Transamerica Premier Funds.

•	Mail it to: Transamerica Premier Funds

 P.O. Box 9035

 Clearwater, FL 33758-9035

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan for regular monthly investments from your bank account or other source to the Fund(s) of your choice.

•	Select this service when you fill out your application.

•	Due to your bank’s requirements, please allow up to 30 days for your AIP to begin.

•	Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection has been made.

•	Choose any amount you want to invest in each Fund ($1,000 minimum per Fund per month).

By Telephone to make periodic electronic transfers from your designated bank account.

•	Select this service when you fill out your application.

•	When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 for PremierQuote automated system, or

•	Option 3 for a service representative.

•	Shares will be purchased by electronic funds when the money is received by Transamerica Premier Funds, usually 2-4 business days after request.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

By Wire to make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

Specify on the wire:

a. Transamerica Premier Funds;

b. Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c. Your account number; and

d. Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated previously.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

By Online Purchase

Buy shares online by logging into www.transamericafunds.com.

IMPORTANT INFORMATION ABOUT BUYING SHARES

By Mail

•	All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

•	In the case of a retirement account, the check should be made payable to the custodian, State Street Bank and Trust Company.

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•	Transamerica Premier Funds may not accept money orders, travelers’ checks, credit card convenience checks or cash. Cashier checks may be accepted, subject to the approval of Transamerica Premier Funds.

•	When you make investments by check or automatic investment plan, you must wait 15 calendar days before you can redeem that investment.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan

•	You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone (with previous authorization from you). Give us at least 20 business days before the change is to become effective.

By Telephone

•	We accept all telephone instructions we reasonably believe to be accurate and genuine.

•	We will take reasonable precautions to make sure that such instructions are genuine.

•	Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

In General

•	Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

Minimum Investment

The minimum initial investment is $1,000,000. The minimum initial investment may be waived from time to time by the Distributor.

Minimum Balances

It is relatively costly for us to maintain small accounts. Therefore, we reserve the right to redeem all shares in any account for its net asset value if at any time the total value of the account is less than $10,000. We will notify you if the value of the account is less than the required minimum. We will give you at least 60 days to bring the value of the account up to the required minimum before the redemption is processed.

SELLING SHARES

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met. For additional information on redemptions, see “Selling Shares: In Detail” in this section of the prospectus.

By Mail. Your written instructions to us to sell shares can be in any of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once a redemption has been mailed, it is irrevocable and may not be modified or canceled.

•	If the amount redeemed is over $100,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone. If you’ve authorized telephone redemption privileges with us in writing, you can sell your shares over the telephone.

•	Select this privilege when you fill out your application.

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 to redeem via PremierQuote; or

•	Option 3 to talk to a service representative.

•	Once a redemption has been telephoned, it is irrevocable and may not be modified or canceled.

•	Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without notice.

•	Transamerica Premier Funds accepts all telephone instructions it reasonably believes to be accurate and genuine.

•	Transamerica Premier Funds will take reasonable precautions to make sure that telephone instructions are genuine.

•	This includes positively identifying all customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions.

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•	If reasonable procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.

By Check. This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund.

•	You can write an unlimited number of checks, as long as:

•	each check is for $250 or more; and

•	the account balance remains above the required minimum of $10,000.

•	To be eligible for this privilege, you must complete the Check Writing Signature/Authorization Card when you fill out your application.

•	The signature(s) you provided must appear on the check for it to be honored .

•	Please do not attempt to close your account by check. Please call Transamerica Premier Funds to close your account.

By Systematic Withdrawal Plan. This option allows you to automatically sell enough shares each month to receive a check or automatic deposit to your bank account.

•	To set up an Systematic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7578).

•	Transamerica Premier Funds will ask you when, how much and from which Fund(s) you want to be paid each month.

•	$50 minimum per month per Fund.

•	You can cancel the plan or change the amount of payments by calling Transamerica Premier Funds. The Fund can cancel this option at any time. If the Fund does so, it will notify you.

•	When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

•	If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.

Important Information About selling Shares

Redemption Timetables & Practices

How long it takes

Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements

Transamerica Premier Funds may postpone redemptions if:

a)	The New York Stock Exchange (“NYSE”) closes during its usual business hours;

b)	If the NYSE restricts trading;

c)	The U.S. Securities & Exchange Commission (“SEC”) declares an emergency; or

d)	The SEC permits a delay to protect investors.

Purchase checks must clear prior to redeeming shares

Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.

When Pricing Occurs

All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only

We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions

For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Change of Address

If you request a redemption check within 10 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner

Except when transferring redemption proceeds to a new custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record

We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

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Authorized Signatures

When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions

If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Board of Directors has approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

Exchanging Shares Between Funds

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan.

Here’s what you need to do:

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	You may exchange shares once or twice per month with the Automatic Exchange Plan (minimum $50). You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information.

•	The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund and, therefore, could be taxable events.

•	Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Services Representative by telephone. If you are unable to reach Transamerica Premier Funds by telephone, please consider visiting www.transamericafunds.com or sending written instructions by mail.

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

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•	You must state whether you are subject to backup withholding for prior under-reporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone. Please call 1-800-89-ASK-US to change the address on your account.

By Written Request. Send us a written notification signed by all registered owners of your account. Include:

a)	The name of your Fund(s);

b)	The account number(s);

c)	The names on the account(s); and

d)	Both old and new addresses.

E-mail. As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account specific requests received via email. For your protection, we ask that all transaction requests be submitted only via phone or mail.

Toll	free number: 1-800-89-ASK-US
Address: Transamerica	Premier Funds

   PO Box 9035

   Clearwater, FL 33758-9035

Website: www.transamericafunds.com

Signature Guarantees

•	Signature guarantees are required of all owners of record on accounts involving redemptions over $100,000.

•	Signature guarantees must be made by a bank, trust company, saving bank, savings and loan association or member of a national stock exchange.

•	Please call 1-800-89-ASK-US with any questions regarding this subject.

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements. We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter.

Transaction Confirmations. Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports. Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports. Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

Prospectus. Each year, we will send you a new Prospectus.

Statement of Additional Information. We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

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Your Guide To: Dividends & Capital Gains

Investment income generated by our funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:

•	Are made on a per-share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and thenyou will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund	When It Pays
Premier Focus Fund	Annually
Premier Equity Fund	Annually
Premier Index Fund	Annually
Premier Growth Opportunities Fund	Annually
Premier Core Equity Fund	Annually
Premier Balanced Fund	Annually
Premier Bond Fund	Monthly
Premier High Yield Bond Fund	Monthly
Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund

•	Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.

•	You will begin earning these dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day your redemption is paid.

Your Guide To: Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long-term capital gains distributions paid by a Fund will be taxable to its shareholders as long-term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction. To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation. After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for federal tax purposes.

Purchases just prior to distributions. If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

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Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Other Taxes

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions. Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain federal agencies may be exempt from state and local taxes.

Your Tax Adviser. Check with your own tax adviser regarding specific questions regarding federal, state and local taxes.

Share Price

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (“NAV”) that is next calculated following receipt of the order by the Fund or an authorized intermediary. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (“NYSE”) is open.

Investments or redemption requests received in good orderbefore the close of business on the NYSE, usually 4:00 p.m. Eastern time, receive the share price determined at the close of the NYSE that day. Investments and redemption requests received after the NYSE is closed receive the share price at the close of the NYSE the next day the NYSE is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

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Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s
Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality
Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

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Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. Financial highlights are available only for the Premier High Yield Bond Fund, because that was the only Fund available during 1999, 2000, 2001, 2002 and 2003. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the fiscal years ended December 31, 2003, 2002, 2001, 2000 and 1999. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report. Please Note: Information is only included for Transamerica Premier High Yield Bond Fund as the other funds included in this prospectus had not commenced operations as of the date of this prospectus.

			Transamerica Premier High Yield Bond Fund Institutional Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$7.01	$7.91	$8.30	$9.25	$9.61
Operations
Net investment income[1]	0.56 [a]	0.71 [a]	0.80	0.81	0.88
Net realized and unrealized loss on investments operations	0.71	(0.90)	(0.42)	(0.96)	(0.36)
	1.27	(0.19)	0.38	(0.15)	0.52
Dividends/Distributions to Shareholders
Net investment income	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)
Net realized gains on investments	—	—	—	—	—
Total dividends/distributions	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)
Net Asset Value
End of period	$7.70	$7.01	$7.91	$8.30	$9.25

Total Return[2]	18.87%	(2.24)%	4.77%	(1.88)%	5.50%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.65%	0.65%	0.65%	0.65%	0.65%
Before reimbursement/fee waiver	0.72%	0.74%	0.69%	0.68%	0.69%
Net investment income, after reimbursement/fee waiver	7.56%	9.72%	8.71%	8.94%	9.10%
Portfolio turnover rate	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$118,982	$105,644	$100,745	$85,385	$77,159

1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.55, $0.70, $0.76, $0.80 and $0.87 for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2 Total return represents aggregate total return for each year.

a Per share net investment income has been determined on the basis of the average number of shares outstanding during the year.

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ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 1: to request annual/semi-annual report, SAI, and other literature; and to ask questions about the Funds;

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week; or

•	Option 3: shareholder service representative.

•	Write to: Transamerica Premier Funds

     P.O. Box 9035,

     Clearwater, FL 33758-9035

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-202-942-8090.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee).

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

33

PROSPECTUS
INVESTOR CLASS SHARES

MAY 1, 2004

TRANSAMERICA
PREMIER FUNDS

Transamerica Premier Funds Prospectus – Investor Shares

TRANSAMERICA PREMIER FUNDS – INVESTOR SHARES

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured	May lose value

No bank guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Premier Funds Prospectus – Investor Shares

1

The Funds at a Glance	Transamerica Premier Funds Prospectus – Investor Shares

THE FUNDS AT A GLANCE

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC (“TIM” or “Investment Adviser”).

The performance shown for each Fund assumes reinvestment of dividends. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund. Absent fee waivers and limitations of Fund expenses, the performance data shown would have been lower.

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

The Fund invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  43.17% for quarter ended 12/31/98

Worst calendar quarter:  (27.55)% for quarter ended 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 year	Since Inception (6/30/97)***

Premier Focus Fund

Return Before Taxes	39.54%	(0.87)%	12.46%

Return After Taxes on Distributions**	39.54%	(2.40)%	11.12%

Return After Taxes on Distributions and sale of fund shares**	25.70%	(0.69)%	11.08%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was July 1, 1997.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

2

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies it considers to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  29.80% for quarter ended 12/31/99

Worst calendar quarter:  (18.69)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (10/2/95)

Premier Equity Fund

Return Before Taxes	30.70%	(1.34)%	10.85%

Return After Taxes on Distributions**	30.70%	(2.46)%	10.05%

Return After Taxes on Distributions and sale of fund shares**	19.96%	(1.19)%	9.69%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

3

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500® Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  21.11% for quarter ended 12/31/98

Worst calendar quarter:  (17.31)% for quarter ended 9/30/02

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (10/2/95)

Premier Index Fund

Return Before Taxes	28.33%	(0.75)%	9.62%

Return After Taxes on Distributions**	27.82%	(1.54)%	8.27%

Return After Taxes on Distributions and sale of fund shares**	18.41%	(1.04)%	7.75%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

4

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. The Investment Adviser typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 53.56% for quarter ended 12/31/99

Worst calendar quarter: (36.17)% for quarter ended 03/31/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (6/30/97)***

Premier Growth Opportunities Fund

Return Before Taxes	33.88%	4.07%	16.82%

Return After Taxes on Distributions**	33.88%	2.22%	15.15%

Return After Taxes on Distributions and sale of fund shares**	22.03%	3.32%	14.83%

Russell 2500 Growth Index†	46.31%	3.83%	3.00%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was 7/1/97.

†	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,500 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

5

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

The Fund uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Fund typically concentrates its holdings in fewer than 60 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on stock market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 16.18% for quarter ended 03/31/00

Worst calendar quarter: (18.46)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 year	Since Inception (3/31/98)***

Premier Core Equity Fund

Return Before Taxes	25.93%	1.91%	2.73%

Return After Taxes on Distributions**	25.93%	1.72%	2.54%

Return After Taxes on Distributions and sale of fund shares**	16.85%	1.58%	2.31%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was April 1, 1998.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

6

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in core equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 21.75% for quarter ended 06/30/97

Worst calendar quarter: (9.94)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (10/2/95)

Premier Balanced Fund

Return Before Taxes	23.20%	5.98%	13.10%

Return After Taxes on Distributions**	22.71%	4.67%	11.96%

Return After Taxes on Distributions and sale of fund shares**	15.08%	4.53%	11.21%

S&P 500® Index†	28.67%	(0.57)%	1.10%

Lehman Brothers U.S. Government/Credit Index††	4.67%	6.66%	6.99%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.

††	The Lehman Brothers U.S. Government/Credit Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity.

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

7

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). The Fund looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  7.80% for quarter ended 12/31/02

Worst calendar quarter:  (5.32)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (10/2/95)

Premier Bond Fund

Return Before Taxes	5.87%	3.72%	5.32%

Return After Taxes on Distributions**	4.42%	1.33%	2.85%

Return After Taxes on Distributions and sale of fund shares**	3.80%	1.68%	3.03%

Lehman Brothers U.S. Government/Credit Bond Index††	4.67%	6.66%	6.99%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

††	The Lehman Brothers U.S. Government/Credit Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

8

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Fund seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of high yield bond market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  6.49% for quarter ended 06/30/03

Worst calendar quarter:  (5.54)% for quarter ended 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Inception 7/01/98

Premier High Yield Bond Fund

Return Before Taxes	18.76%	4.54%	4.23%

Return After Taxes on Distributions**	15.65%	1.08%	0.78%

Return After Taxes on Distributions and sale of fund shares**	12.04%	1.69%	1.42%

Merrill Lynch High Yield, Cash Pay, BB-B Rated Index†	22.85%	5.28%	4.78%

Merrill Lynch U.S. High Yield Cash Pay Index††	27.23%	5.47%	4.81%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Merrill Lynch High Yield, Cash Pay, BB-B Rated Index is an unmanaged index comprised of the value-weighted measure of approximately 1,500 BB and B rated bonds.

††	The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market

These	indices do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

9

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Fund looks for securities with minimal credit risk. The Fund maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  2.96% for quarter ended 06/30/2000

Worst calendar quarter:  0.21% for quarter ended 09/30/2003

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception (10/2/95)

Premier Cash Reserve Fund

Return Before Taxes	0.92%	3.59%	4.31%

The iMoneyNet Money Fund Report†	0.49%	3.09%	3.82%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The seven-day current and effective yields were 0.84% and 0.84% for the Investor Class, respectively, as of December 31, 2003. You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

†	iMoney Net™ (formerly IBC’s Money Fund Report™)—All taxable. First Tier is a composite of all taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

10

Transamerica Premier Funds Prospectus – Investor Shares	Fees and Expenses

FEES AND EXPENSES

There is no sales charge (load) or other transaction fees for the Funds that you pay directly. However, investors do pay fees and expenses incurred by each Fund.

Annual Fund Operating Expenses (as a percent of average net assets)

Transamerica Premier Fund	Short-Term Redemption Fee†	Management Fee		Distribution (12b-1) Fee	Other Expenses	Total Operating Expenses		Expense Reduction	Net Operating Expenses

Focus	2.00%	0.85%		0.25%	0.44%	1.54%		0.14%	1.40%
Equity	2.00%	0.85%		0.25%	0.33%	1.43%		—	1.43%
Index	None	0.45%	[1]	0.10%	0.08%	0.63%	[2]	0.38%	0.25%
Growth Opportunities	2.00%	0.85%		0.25%	0.37%	1.47%		0.07%	1.40%
Core Equity	2.00%	0.74%		0.25%	0.81%	1.80%		0.60%	1.20%
Balanced	None	0.75%		0.25%	0.29%	1.29%		—	1.29%
Bond	None	0.60%		0.25%	0.54%	1.39%		0.90%	1.30%
High Yield Bond	None	0.55%		0.25%	0.84%	1.64%		0.74%	0.90%
Cash Reserve	None	0.35%		0.10%	0.43%	0.88%		0.63%	0.25%

A $25 fee is assessed every year an account is open for over 2 years that is below a minimum balance of $5,000.

In addition, a $10 fee is charged to investors who redeem their shares through the “Expedited Wire Redemption” feature offered to them (see the section titled “Buying and Selling Shares” in the Shareholder Information part of this prospectus.

Example

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses with waivers and reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investment Period
Premier Fund	1 Year	3 Years	5 Years	10 Years

Focus	$143	$473	$826	$1,823
Equity	$146	$452	$782	$1,713
Index[3]	$26	$163	$314	$750
Growth Opportunities	$143	$458	$796	$1,751
Core Equity	$122	$508	$919	$2,067
Balanced	$131	$409	$708	$1,556
Bond	$132	$431	$752	$1,661
High Yield Bond	$92	$445	$822	$1,881
Cash Reserve	$26	$218	$426	$1,026

The Fund’s total operating expenses above include the maximum adviser fees, maximum 12(b)-1 fees and other expenses that the Fund paid during 2003. However, during 2003, fee waivers and/or expense reimbursements were in place for some of the Funds as follows:
Focus = 1.40%; Equity = 1.50%; Growth Opportunities = 1.40%; Index* = 0.25%; Balanced =1.45%; Core Equity = 1.20%; Bond = 1.30%; High Yield Bond = 0.90%; and Cash Reserve = 0.25%. The Adviser has agreed to continue to waive part of its Adviser Fee, the Distributor has agreed to continue to waive the distribution fee for Cash Reserve Fund only, and the Adviser has agreed to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed these caps. These measures will increase the Funds’ returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

[1]	This fee represents the total fees paid by the Master Fund of the Master Trust.

[2]	This fee represents the total expenses of both the Fund and the Master Fund.

[3]	The example includes the total expenses of both the Fund and the Master Fund.

†	The redemption fee will be charged for shares of the respective funds purchased on or after October 1, 2003, that are sold or exchanged within 90 days of the purchase. Exemptions to the redemption fee include: 1) shares purchased on or before September 30, 2003; 2) shares purchased through reinvested distributions (dividends and/or capital gains); 3) shares purchased within 401(k) and other employer-sponsored retirement plans. The Funds reserve the right to waive the redemption fee in special situation where we believe such a waiver is warranted. For the purpose of determining whether the redemption fee applies, the shares held the longest will be redeemed first. The fee will be deducted from the redemption proceeds that result from the order to exchange or sell. The Funds will retain the redemption fees to help offset costs associated with fluctuations in the Funds’ asset levels.

*	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

11

Transamerica Premier Funds in Detail	Transamerica Premier Funds Prospectus – Investor Shares

TRANSAMERICA PREMIER FUNDS IN DETAIL

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

PREMIER FOCUS FUND

Ticker Symbol, Investor Shares: TPAGX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests its assets in a non-diversified portfolio of equity securities of U.S. companies. The Investment Adviser selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria .

Risks

Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

12

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER EQUITY FUND

Ticker Symbol, Investor Shares: TEQUX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. The Investment Adviser believes in long-term investing and does not attempt to time the market. The Fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company in the Investment Adviser’s opinion.

The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

13

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER INDEX FUND

Ticker Symbol, Investor Shares: TPIIX

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500® Index, such as S&P 500® Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500®. The performance of the Fund will reflect the performance of the S&P 500® Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

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Transamerica Premier Funds Prospectus – Investor Shares

PREMIER GROWTH OPPORTUNITIES

Ticker Symbol, Investor Shares: TPSCX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by small- to medium-U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out, in its opinion, the industry leaders of tomorrow and invests in them today. It look for companies with exceptional management and bright prospects for their products and markets.

Policies

The Fund generally invest at least 80% of its in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small and medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

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Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CORE EQUITY

Ticker Symbol, Investor Shares: TPVIX

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focus on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term above-average rate of return. In projecting free cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, the Investment Adviser may invest in securities issued by companies of all sizes. Generally, however it will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Investment Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

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Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BALANCED FUND

Ticker Symbol, Investor Shares: TBAIX

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve the Fund’s goal, the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments – The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and view each investment in a company as owning a piece of the business.

Fixed Income Investments – The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, it may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

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Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BOND FUND

Ticker Symbol, Investor Shares: TPBIX

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

The Investment Adviser invests at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities, which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on the Adviser’s analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

18

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER HIGH YIELD BOND FUND

Ticker Symbol, Investor Shares: THYBX

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s fixed income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

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Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CASH RESERVE FUND

Ticker Symbol, Investor Shares: TPCXX

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Fund invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

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Transamerica Premier Funds Prospectus – Investor Shares

INVESTMENT ADVISER

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Investment Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. Other managers take responsibility in the absence of the team leaders. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion

Focus	0.85%	0.82%	0.80%
Equity	0.85%	0.82%	0.80%
Index*	0.30%	0.30%	0.30%
Growth Opportunities	0.85%	0.82%	0.80%
Core Equity	0.75%	0.72%	0.70%
Balanced	0.75%	0.72%	0.70%
Bond	0.60%	0.57%	0.55%
High Yield Bond	0.55%	0.52%	0.50%
Cash Reserve	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently does not pay SSgA for its services.

For the fiscal year ended December 31, 2003 each fund paid the following management fee as a percentage of the fund’s average daily net assets, after reimbursement and/or fee waivers (if applicable):

Fund	Percentage

Focus	0.85%
Equity	0.85%
Index	0.00%
Growth Opportunities	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Such waivers will increase a Fund’s return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

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Transamerica Premier Funds Prospectus – Investor Shares

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

Expenses that are not Fund-specific are allocated among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the Funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers
Transamerica Premier Focus Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)

Transamerica Premier High Yield Bond Fund
Peter O. Lopez	(Lead Portfolio Manager)
Edward S. Han	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Patty Arrieta-Morales	(Co-Portfolio Manager)
Greg Haendel	(Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.S. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is

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Transamerica Premier Funds Prospectus – Investor Shares

secondary manager of Transamerica Premier High Yield Bond Fund, another Transamerica Premier Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from the The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

SHAREHOLDER SERVICES

Transamerica Premier Funds has made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, it also provides a complete range of services to meet your investment and financial transaction needs.

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Transamerica Premier Funds Prospectus – Investor Shares

To Open Your Account, All You Need To Do Is:

•	Complete the application;

•	Enclose a check for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds
P.O. Box 9035
Clearwater, FL 33758-9035.

Minimum Investment*

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Regular Accounts	$1,000	$50
Pension Plans, IRAs, or 529 Plans	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$50
Automatic Investment Plans	$50	$50

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and Social Security Number or Taxpayer Identification Number. If you do not provide this information, your account will not be established. If Transamerica Premier cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

Transamerica Premier will not accept money orders, travelers’ checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Premier Funds.

BUYING SHARES

To the extent authorized by law, Transamerica Premier Equity Funds and each of the Funds reserves the right to discontinue offering shares at any time or to cease operations entirely.

By Mail

For additional investments in the Funds of your choice.

•	Fill out an investment coupon from a previous confirmation statement; or

•	Indicate on your check or a separate piece of paper your name, address and account number; and

•	Mail it to:

Transamerica Premier Funds
P.O. Box 9035
Clearwater, FL 33758-9035.

•	All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

•	In the case of a retirement account, the check should be made payable to, Transamerica Premier Funds.

•	When you make investments by check or automatic investment plan, you must wait 15 calendar days before you can redeem that investment.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan

For regular monthly investments from your bank account or other source to the Fund(s) of your choice:

•	Select this service when you fill out your application;

•	Choose any day between the 3rd and 28th of the month to invest; and

•	Choose any amount you want to invest in each Fund ($50 minimum per Fund per month).

•	You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone.

By Telephone

To make periodic electronic transfers from your designated bank account.

•	Select this service when you fill out your application.

•	When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 for PremierQuote automated system, or

•	Option 3 for a service representative.

•	Shares will be purchased via electronic funds when the money is secured by Transamerica Premier Funds, usually 2-4 business days after request.

•	Transamerica Premier Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

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Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Funds accepts all telephone instructions it reasonably believes to be accurate and genuine. It will take reasonable precautions to make sure that such instructions are genuine. Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

By Wire

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA
Tampa, FL
ABA number 0260-0959-3
DDA number 5486005514.

•	Specify on the wire:

a.	Transamerica Premier Funds;

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c.	Your account number; and

d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

Online

•	You may buy shares online at www.transamericafunds.com.

GENERAL INFORMATION ABOUT BUYING SHARES

•	Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

•	Transamerica Premier Funds reserves the right to reject any application or investment. There may be circumstances when it will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us, you may be charged a fee by them.

SELLING SHARES

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met.

By Mail

Your written instructions to us to sell shares can be in either of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once a redemption has been mailed, it is irrevocable and may not be modified or canceled.

•	If the amount redeemed is over $100,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone

If you’ve authorized telephone redemption privileges with Transamerica Premier Funds in writing, you can sell your shares over the telephone.

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 to redeem via PremierQuote; or

•	Option 3 to talk to a service representative;

•

Transamerica Premier Funds accepts all telephone instructions we reasonably believe to be accurate and genuine. It will take reasonable precautions to make sure that such instructions are genuine. Positively identifying customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions are precautions we may take to provide a

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Transamerica Premier Funds Prospectus – Investor Shares

reasonable level of assurance that telephone redemptions are genuine.

•	The telephone redemption request option may be suspended or terminated at any time without advance notice.

•	Once a redemption has been received by telephone, it is irrevocable and may not be modified or canceled.

Check-Writing

This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund.

•	To be eligible for this privilege, you must complete the Check writing Signature/Authorization section when you fill out your application.

•	The signature(s) you provided must appear on the check for it to be honored.

•	Please do not attempt to close your account by check. Please contact our Customer Service Department at 1-800-892-7587.

•	You can write an unlimited number of checks, as long as: each check is for $250 or more.

•	A service fee of $10 applies for checks written under $250.

•	A service fee of $20 applies for any check returned for “insufficient funds.”

•	A stop-payment on a check may be requested for a $20 service fee.

•	A checkbook may be delivered overnight for a $20 service fee.

•	This option is not available for pension or retirement accounts of any kind, including IRAs, or any other account controlled by a fiduciary.

By Systematic Withdrawal Plan

This option allows you to systematically sell shares each month to receive a check or automatic deposit to your bank account.

•	To set up a Systematic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7587).

•	We will ask you when, how much and from which Fund(s) you want to be paid each month.

•	$50 minimum per month per Fund.

•	You can cancel the plan or change the amount of payments by calling or writing to Transamerica Premier Funds.

•	When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

•	If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.

By Wire

Direct Deposit (electronic funds transfer federal bank wire):

Call Transamerica Premier Customer Service (1-800-892-7587) to be sure this feature is in place on your account. Maximum amount per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Request an “Expedited Wire Redemption” in writing or by phone (person-to-person request). Payment should be secured by your bank account the next banking day after your request. Transamerica Premier charges $10 for this service. Your bank may charge a fee as well.

GENERAL INFORMATION ABOUT SELLING SHARES

Redemption Timetables & Practices

How long it takes  Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements  We may postpone redemptions if:

a)	The New York Stock Exchange (“NYSE”) closes during its usual business hours;

b)	If the NYSE restricts trading;

c)	The U.S. Securities & Exchange Commission (“SEC”) declares an emergency; or

d)	The Commission permits a delay to protect investors.

All new purchases must wait at least 15 calendar days before being redeemed.

Redemption Transaction Policies

When Pricing Occurs  All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only  We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions  For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

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Transamerica Premier Funds Prospectus – Investor Shares

Redemption Safeguards

Change of Address.  If you request a redemption check within 10 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner.  Except when transferring redemption proceeds to a new custodian of a tax qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record.  We will mail all checks to the address on the account, unless you instruct us in writing with a signature guarantee to do otherwise.

Authorized Signatures.  When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions.  If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

Market Timing/Excessive Trading.  Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into Funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Board of Directors have approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

See the Exchanging Shares Between Funds section of this prospectus for further details on exchange policies.

The Funds do not permit market timing. Do not invest with us if you are a market timer.

Redemption Fee

In an effort to protect the interests of shareholders, the Transamerica Premier Funds has instituted a short-term redemption fee on the Fund Series referenced below. We believe that such a fee may discourage short-term traders (or “market-timers”) of these Funds and is therefore in the best interests of the Funds.

Shares of the Transamerica Premier Core Equity Fund, Transamerica Premier Equity Fund, Transamerica Premier Focus Fund, and Transamerica Premier Growth Opportunities Fund (collectively the “Funds”) purchased on or after October 1, 2003, that are sold or exchanged within 90 days of the purchase will be assessed a redemption fee of 2% of the value of the shares sold or exchanged. Exemptions to the redemption fee include: 1) shares of these Funds purchased on or before September 30, 2003; 2) shares purchased through reinvested distributions (dividends and/or capital gains); 3) shares purchased within 401(k) and other employer-sponsored retirement plans. The Funds reserve the right to waive the redemption fee in special situations where we believe such a waiver is warranted.

For the purpose of determining whether the redemption fee applies, the shares held the longest will be redeemed first. Any applicable fee will be deducted from the redemption proceeds that result from the order to exchange or sell. The Funds will retain the redemption fees to help offset broker commissions, market impact and other costs associated with fluctuations in a Fund’s asset levels.

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Transamerica Premier Funds Prospectus – Investor Shares

EXCHANGING SHARES BETWEEN FUNDS

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

If you want to exchange to a new account, the required minimum will be $1,000. If you want to exchange to an existing account, the required minimum is $50.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

•	Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	You may exchange shares once or twice per month with the Automatic Exchange Plan (minimum $50). You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information. The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund and, therefore, could be taxable events.

•	Exchanges into or out of the Funds are made at the next-determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach us by telephone, please consider visiting www.transamericafunds.com or sending written instructions by mail.

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

•	You must state whether you are subject to backup withholding for prior underreporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone  Please call 1-800-89-ASK-US to change the address on your account.

By Written Request  Send us a written notification signed by all registered owners of your account. Include:

a.	The name of your Fund(s);

b.	The account number(s);

c.	The names on the account(s); and

d.	Both old and new addresses.

For your protection, if an address change was made in the last 10 days, Transamerica Premier Funds requires a redemption request in writing, signed and signature guaranteed by all shareholders.

E-mail premierfunds@transamerica.com

As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via phone or mail.

•	Toll free number: 1-800-89-ASK-US/1-800-892-7587

•	Address: Transamerica Premier Funds
PO Box 9035
Clearwater, FL 33758-9035

•	Website: www.transamericafunds.com

Signature Guarantee

•	A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

A signature guarantee is required if any of the following is applicable:

•	You request a redemption above $100,000.

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Transamerica Premier Funds Prospectus – Investor Shares

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	Adding or removing a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Fiduciary (IRA) Account Maintenance Fee

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value, by Social Security Number, is more than $50,000.

Minimum Account Balances

•	Each account in which you own shares must maintain a minimum balance of $1,000.

•	If an account falls below $1,000 as a result of your action, we will notify you 60 days prior to charging a small account balance fee.

•	If you do not increase your balance, a $25 fee will be assessed every year until your account balance reaches $1,000.

•	This minimum does not apply if:

a)	You have an active Automatic Investment Plan of $50 or more per month per account;

b)	Your Fund shares are in a pension or retirement savings program (including IRAs), or a Uniform Gifts to Minors Account (“UGMA”/“UTMA”);

•	You have accounts owned by an individual which when combined by Social Security Number, have a balance of $5,000 or more; or

•	You have accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more.

Uncashed Checks Issued on Your Account

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, Transamerica Premier Funds reserves the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares typically will be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements  We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter. Please retain your statements. If you require prior years’ statements, Transamerica Premier Funds may charge $10 per year up to a maximum of $50.

Transaction Confirmations  Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports  Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports  Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

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Transamerica Premier Funds Prospectus – Investor Shares

Prospectus  Each year, we will send you a new Prospectus.

Statement of Additional Information  We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

DIVIDENDS & CAPITAL GAINS

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions

•	Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules

Fund	When It Pays

Premier Focus Fund	Annually
Premier Equity Fund	Annually
Premier Index Fund	Annually
Premier Growth Opportunities Fund	Annually
Premier Core Equity Fund	Annually
Premier Balanced Fund	Annually
Premier Bond Fund	Monthly
Premier High Yield Bond Fund	Monthly
Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund

•	Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.

•	You will begin earning these dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day your redemption is paid.

FEDERAL TAXES AND YOUR FUND SHARES

Dividends and short-term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long-term capital gains distributions paid by a Fund will be taxable to its shareholders as long-term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction  To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation  After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions  If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

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Transamerica Premier Funds Prospectus – Investor Shares

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding  Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status  You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Tax Treatment of Pension

and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as:

a)	distributions prior to age 59 1/2 (subject to certain exceptions);

b)	distributions that do not conform to specified commencement and minimum distribution rules;

c)	aggregate distributions in excess of a specified annual amount; or

d)	other special circumstances

Other Taxes

State and Local Taxes  In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions  Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain federal agencies may be exempt from state and local taxes.

Your Tax Adviser  Check with your own tax adviser regarding specific questions regarding federal, state and local taxes.

SHARE PRICE

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (“NAV”) that is next calculated following receipt of the order by the Fund or an authorized intermediary. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (“NYSE”) is open.

Investments or redemption requests received in good order before the close of business on the Exchange, usually 4:00 p.m. Eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

DISTRIBUTION PLAN

Investor shares are available on a no-load basis directly to individuals, companies, retirement programs, and other investors from AFSG Securities Corporation (“AFSG”), the Distributor, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Each Fund makes payments according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees paid by each Fund’s shares are used to pay distribution and service fees to AFSG for the sale and distribution of the Funds’ shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. The annual 12b-1 fee is 0.25% of the average daily net assets of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is 0.10%.

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Transamerica Premier Funds Prospectus – Investor Shares

These fees accrue daily and are based on an annual percentage of the daily average net assets.

Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In case a Fund is closed to new investors or investments distribution fees may still be paid under the Plan to compensate for past distribution efforts and ongoing services rendered to shareholders.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion. The fee for the Premier Cash Reserve Fund is currently being waived. The Distributor may terminate this waiver at any time.

Underwriting Agreement

Transamerica Premier has an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the Adviser and Transamerica Premier. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

SUMMARY OF BOND RATINGS

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

32

Transamerica Premier Funds Prospectus – Investor Shares Financial Highlights

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund
	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of year	$12.54	$16.36	$18.81	$21.39	$18.63

Operations
Net investment income[2]	0.22	0.18	0.20	0.33	0.34
Net realized and unrealized gain (loss) on investments	3.33	(3.82)	(2.45)	(2.27)	3.47

Total from investment operations	3.55	(3.64)	(2.25)	(1.94)	3.81

Dividends / Distributions to Shareholders
Net investment income	(0.18)	(0.18)	(0.20)	(0.32)	(0.30)
Net realized gains on investments	—	—	—	(0.32)	(0.75)

Total dividends / distributions	(0.18)	(0.18)	(0.20)	(0.64)	(1.05)

Net Asset Value
End of year	$15.91	$12.54	$16.36	$18.81	$21.39

Total Return	28.33%	(22.22% )	(11.97% )	(9.15% )	20.65%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.63%	1.04%	1.01%	0.92%	0.99%
Net investment income after reimbursement/fee waiver	1.55%	1.38%	1.27%	1.58%	1.67%
Portfolio turnover rate	N/A	13%[a]	14%	18%	22%
Net assets, end of year (in thousands)	$69,746	$43,168	$46,252	$46,309	$50,374

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.16, $0.08, $0.08, $0.19 and $0.19 for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[a]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

33

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Core Equity Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$ 8.87		$11.10	$12.12	$11.37	$10.59

Operations
Net investment loss[1]	(0.01)[a]		(0.01)[a]	(0.11)	(0.10)[a]	(0.10)[a]
Net realized and unrealized gain (loss) on investments	2.31		(2.22)	(0.87)	1.32	0.88

Total from investment operations	2.30		(2.23)	(0.98)	1.22	0.78

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.04)	(0.47)	—

Total dividends/distributions	—		—	(0.04	(0.47)	—

Net Asset Value
End of period	$11.17		$8.87	$11.10	$12.12	$11.37

Total Return[2]	25.93%		(20.09% )	(8.10% )	10.72%	7.37%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.20%		1.20%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver	1.80%		2.02%	1.77%	1.82%	1.96%
Net investment loss, after reimbursement/fee waiver	(0.07%	)	(0.15% )	(0.91% )	(0.82% )	(0.90%	)
Portfolio turnover rate	24%		72%	61%	52%	87%
Net assets, end of period (in thousands)	$18,660		$8,822	$10,980	$12,311	$9,256

	Transamerica Premier Equity Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.93		$17.11	$20.77	$31.96	$24.78

Operations
Net investment loss[1]	(0.07)[a]		(0.13)[a]	(0.20)	(0.34)[a]	(0.29)[a]
Net realized and unrealized gain (loss) on investments	4.04		(4.05)	(3.46)	(3.42)	8.40

Total from investment operations	3.97		(4.18)	(3.66)	(3.76)	8.11

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	—	(7.43)	(0.93)

Total dividends/distributions	—		—	—	(7.43)	(0.93)

Net Asset Value
End of period	$16.90		$12.93	$17.11	$20.77	$31.96

Total Return[2]	30.70%		(24.43% )	(17.62% )	(13.81% )	33.26%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.43%		1.42%	1.34%	1.26%	1.30%
Before reimbursement/fee waiver	1.43%		1.42%	1.34%	1.26%	1.30%
Net investment loss, after reimbursement/fee waiver	(0.46%	)	(0.91% )	(0.98% )	(1.07% )	(1.07% )
Portfolio turnover rate	38%		34%	42%	40%	42%
Net assets, end of period (in thousands)	$146,833		$96,788	$153,607	$241,814	$323,538

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.07), $(0.10), $(0.18), $(0.18) and $(0.18) for the Core Equity Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the year.

34

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Focus FundÙ

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$9.94		$13.84	$19.24	$33.55	$22.42

Operations
Net investment loss[1]	(0.07)[a]		(0.12)[a]	(0.14)[a]	(0.39)[a]	(0.33)[a]
Net realized and unrealized gain (loss) on investments	4.00		(3.78)	(4.46)	(4.35)	12.37

Total from investment operations	3.93		(3.90)	(4.60)	(4.74)	12.04

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—		—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$13.87		$9.94	$13.84	$19.24	$33.55

Total Return[2]	39.54%		(28.18% )	(23.92% )	(18.60% )	54.25%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%		1.40%	1.40%	1.32%	1.39%
Before reimbursement/fee waiver	1.54%		1.56%	1.45%	1.32%	1.39%
Net investment loss, after reimbursement/fee waiver	(0.65%	)	(1.08% )	(0.88% )	(1.14% )	(1.30% )
Portfolio turnover rate	59%		43%	70%	65%	80%
Net assets, end of period (in thousands)	$87,075		$73,525	$107,384	$171,901	$236,741

	Transamerica Premier Growth Opportunities Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.69		$15.57	$20.82	$38.95	$21.99

Operations
Net investment loss[1]	(0.10)[a]		(0.16)[a]	(0.17)[a]	(0.44)[a]	(0.29)[a]
Net realized and unrealized gain (loss) on investments	4.40		(2.72)	(4.42)	(7.70)	20.29

Total from investment operations	4.30		(2.88)	(4.59)	(8.14)	20.00

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—		—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$16.99		$12.69	$15.57	$20.82	$38.95

Total Return[2]	33.88%		(18.50% )	(22.07% )	(26.00% )	93.99%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%		1.40%	1.40%	1.26%	1.34%
Before reimbursement/fee waiver	1.47%		1.42%	1.41%	1.26%	1.34%
Net investment loss, after reimbursement/fee waiver	(0.70%	)	(1.12% )	(1.07% )	(1.11% )	(1.09% )
Portfolio turnover rate	29%		37%	55%	78%	50%
Net assets, end of period (in thousands)	$93,747		$81,481	$130,559	$224,934	$345,341

ÙOn May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.09), $(0.14), $(0.15), $(0.39) and $(0.33) for the Focus Fund and $(0.11), $(0.16), $(0.17), $(0.44) and $(0.29) for the Growth Opportunities Fund for the periods ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

35

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Balanced Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$16.60	$18.70	$20.09	$20.50	$19.24

Operations
Net investment income	0.23[a]	0.32[a]	0.34[a]	0.42[a]	0.35[a]
Net realized and unrealized gain (loss) on investments	3.62	(2.05)	(1.38)	1.59	2.43

Total from investment operations	3.85	(1.73)	(1.04)	2.01	2.78

Dividends/Distributions to Shareholders
Net investment income	(0.23)	(0.37)	(0.31)	(0.28)	(0.37)
Net realized gains on investments	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	(0.23)	(0.37)	(0.35)	(2.42)	(1.52)

Net Asset Value
End of period	$20.22	$16.60	$18.70	$20.09	$20.50

Total Return[2]	23.20%	(9.24% )	(5.22% )	9.89%	14.81%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.29%	1.25%	1.21%	1.24%	1.31%
Before reimbursement/fee waiver	1.29%	1.25%	1.21%	1.24%	1.31%
Net investment income, after reimbursement/fee waiver	1.28%	1.79%	1.76%	1.89%	1.76%
Portfolio turnover rate	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$183,331	$126,564	$138,588	$107,140	$64,448

	Transamerica Premier Bond Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$9.06	$9.99	$9.87	$9.73	$10.41

Operations
Net investment income[1]	0.25[a]	0.49[a]	0.57	0.62	0.58
Net realized and unrealized gain (loss) on investments	0.28	(0.89)	0.33	0.14	(0.60)

Total from investment operations	0.53	(0.40)	0.90	0.76	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.37)	(0.49)	(0.57)	(0.62)	(0.59)
Net realized gains on investments	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.37)	(0.53)	(0.78)	(0.62)	(0.66)

Net Asset Value
End of period	$9.22	$9.06	$9.99	$9.87	$9.73

Total Return[2]	5.87%	(3.88% )	9.36%	8.10%	(0.22% )

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	1.39%	1.36%	1.36%	1.40%	1.47%
Net investment income, after reimbursement/fee waiver	2.74%	5.28%	5.32%	6.41%	5.82%
Portfolio turnover rate	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$22,811	$23,609	$22,914	$20,200	$16,833

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net income per share would have been $0.24, $0.48, $0.56, $0.62 and $0.57 for the Bond Fund for the periods ended and December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

36

Transamerica Premier Funds Prospectus – Investor Shares

FINANCIAL HIGHLIGHTS (Continued)

	Transamerica Premier High Yield Bond Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$7.05	$7.96	$8.35	$9.29	$9.63

Operations
Net investment income[1]	0.54[a]	0.68[a]	0.71[a]	0.77	0.79
Net realized and unrealized gain (loss) on investments	0.74	(0.89)	(0.35)	(0.93)	(0.27)

Total from investment operations	1.28	(0.21)	0.36	(0.16)	0.52

Dividends/Distributions to Shareholders
Net investment income	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)

Net Asset Value
End of period	$7.76	$7.05	$7.96	$8.35	$9.29

Total Return[2]	18.76%	(2.60% )	4.49%	(2.01% )	5.43%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver	1.64%	2.65%	3.54%	3.54%	3.60%
Net investment income, after reimbursement/fee waiver	7.26%	9.42%	8.45%	8.67%	8.94%
Portfolio turnover rate	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$7,973	$7,604	$2,161	$1,607	$1,610

	Transamerica Premier Cash Reserve Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[1]	0.01	0.02	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.02	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.92%	1.62%	4.12%	6.34%	5.05%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.88%	0.60%	0.74%	0.57%	0.66%
Net investment income, after reimbursement/fee waiver	0.92%	1.59%	4.04%	6.16%	4.97%
Net assets, end of period (in thousands)	$43,847	$48,290	$68,898	$136,278	$165,301

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.49, $0.56, $0.48, $0.55 and $0.55, for the High Yield Bond Fund and $0.00, $0.01, $0.04, $0.06 and $0.05, for the Cash Reserve Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the year.

37

ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus.

To Obtain Information from

Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587)

•	Option 1: to request annual/semi-annual report, SAI, and other literature; and to ask questions about the Funds

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week

•	Option 3: service representative.

•	Write to Transamerica Premier Funds, P.O. Box 9035 Clearwater, FL 33758-9035

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-202-942-8090.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee).

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

Statement of Additional Information — May 1, 2004

Transamerica Premier Funds

Class A Shares

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

About the Statement of Additional Information

Transamerica Investors, Inc. (the “Company”) is an open-end, management investment company of the series type offering a number of portfolios, known collectively as the Transamerica Premier Funds. This Statement of Additional Information (the “SAI”) pertains to the Class A Shares of the Transamerica Premier Funds (the “Fund or Funds”) listed above. Each Fund is managed separately and has its own investment objective, strategies and policies. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $10,000 per Fund, except for qualified pension plans. This SAI is not the prospectus. It contains information additional to that available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus

This SAI is not a prospectus and should be read in connection with the current Prospectus dated May 1, 2004, as it may be supplemented from time to time. The Prospectus is available without charge from your sales representative. The Prospectus also may be obtained by writing to the Company at 570 Carillon Parkway, St. Petersburg, FL 33716, or by calling, toll free, 1-800-892-7587.

Terms used in the Prospectus are incorporated by reference in this SAI. The Funds’ audited financial statements are incorporated by reference in this SAI, and are delivered to you with the SAI. We have not authorized any person to give you any other information.

Investment Goals and Policies

The investment goals stated in the Prospectus for each Fund are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Fund. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors of the Company (“Board”) without your approval. If any investment goals of a Fund change, you should consider whether the Fund still meets your financial needs.

The achievement of each Fund’s investment goal will depend on market conditions generally and on the analytical and portfolio management skills of Transamerica Investment Management, LLC (“ Investment Adviser, (“Adviser,” or “TIM”). There can be no assurance that the investment goal of any of the Funds will be achieved.

Transamerica Premier Index Fund (the “Premier Index Fund”) invests all of its investable assets in the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (“Master Trust”), which has an investment objective identical to the Premier Index Fund. In reviewing the investment objective and policies of the Premier Index Fund you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Premier Index Fund and that, so long as the Premier Index Fund has invested its assets in the Portfolio, the discussions in this SAI about the Premier Index Fund’s investment strategies, policies and limitations also apply to the Portfolio.

Buying and Selling Securities

In general, the Funds purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Fund’s investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains.

Portfolio turnover has not been and will not be a consideration in the investment process. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains. Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans).

For the calendar year 2003, the portfolio turnover rate for each Fund was: 59% and 43% for the Transamerica Premier Focus Fund ; 29% and 37% for the Transamerica Premier Growth Opportunities Fund; 38% and 34% for the Transamerica Premier Equity Fund; 24% and 72% for the Transamerica Premier Core Equity Fund; 39% and 57% for the Transamerica Premier Balanced Fund; 171% and 126% for the Transamerica Premier High Yield Bond Fund; and 179% and 258% for the Transamerica Premier Bond Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is zero for regulatory purposes. A portfolio turnover rate is not calculated for Transamerica Premier Index, the portfolio turnover rate for the portfolio was 12%.

High Yield (“Junk”) Bonds

The Transamerica High Yield Bond Fund purchases high yield bonds (commonly called ‘junk’ bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Funds, except the Transamerica Premier Index and Transamerica Premier Cash Reserve Funds, may purchase these securities to a limited extent. The Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers’ unique financial situations, and the bonds’ coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Fund’s net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objectives.

At times, a substantial portion of a Fund’s assets may be invested in securities of which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on the securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Funds may invest in zero-coupon bonds and payment-in-kind bonds. zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities

The Funds may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Fund’s net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions on transferability.

Illiquid investments include restricted securities, repurchase agreement, fixed time deposits, and interests in syndicated bank loans that may not be sold or disposed of in the ordinary course of business within seven days at approximately current value. These investments may be difficult to sell quickly for their fair market value.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) and interests in syndicated bank loans that the Board or the Investment Adviser have determined to be liquid will be treated as such.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Fund’s investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Derivatives

Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions (derivatives). The Funds may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Fund’s exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund’s overall investment risk. Although it will not generally be a significant part of a Fund’s strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities’ prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to no more than 20% of each Fund’s assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser’s use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes

The Funds may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Fund would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund’s purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

In addition, a Fund may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions

There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (“SEC”) changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts

The Funds may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts

A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500®.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund’s futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies

Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund’s securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund’s securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities. When hedging of this character is successful, any depreciation in the value of the Fund’s securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a long position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts

The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations

Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging, yield enhancement and risks management purposes to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund’s futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Investment Adviser, the Funds and the Investment Adviser are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds.

As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Fund intends to protect, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions

The Funds may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund’s exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund’s custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts.”

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See “Restricted and Illiquid Securities.”

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Fund will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (“1940 Act”) and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities

The Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts (“ADR”s) that are selected by the Standard & Poor’s Corporation to be included in the S&P 500® Index. The Fund may invest in foreign securities. Foreign securities, other than ADRs, will be held in custody by an approved selected sub-custodian.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short Sales

The Funds may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Fund making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Purchase of When-Issued Securities

The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of the Fund’s net assets would be so invested. In addition, the Funds may invest in asset-backed securities on a delayed-delivery basis. This reduces the Funds’ risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such security it will be required to segregate assets. See “Segregated Accounts.”

Segregation of Assets

In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, such Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Lending of Securities

Subject to investment restriction number 2 titled “Lending” (see the “Investment Restrictions” section of this SAI), as a means to earn additional income a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the National Association of Securities Dealers (“NASD”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund’s net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). A Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Fund lending securities will incur credit risks as with any extension of credit. The Fund risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund’s securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness

From time to time, the Funds may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Transamerica Premier Core Equity Fund is more likely to invest in such securities than the other Funds. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.

The Funds normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Funds

The Funds may borrow money from banks, or as otherwise authorized by law, or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Fund may borrow up to one-third of the Fund’s total assets. To secure borrowings, each Fund may mortgage or pledge securities in an amount up to one-third of the Fund’s net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund’s total assets.

Variable Rate, Floating Rate, or Variable Amount Securities

The Funds may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there may not be a secondary market for these notes, although they generally are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest. A Fund will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Fund’s net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage

The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Fund’s shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund’s obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund’s net assets.

The use of reverse repurchase agreements is included in the Fund’s borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement segregates cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations

The Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. The equity Funds may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks

Except for the Premier Cash Reserve Fund, the Funds may invest in small capitalization stocks. The securities of small companies are usually less actively followed by analysts and may be undervalued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market

The Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an affect on the purchase or selling price of a stock.

Mortgage-Backed and Asset-Backed Securities

The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (“GNMA”s) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds

The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies

Up to 10% of each Fund’s (except the Premier Index Fund) total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Fund (except the Premier Index Fund) may purchase more than 3% of the outstanding shares of any one investment company. The Premier Index Fund may, to the extent permitted under the Investment Company Act of 1940, as amended, and exemptive rules and orders thereunder, invest in shares of other investment companies with investment policies and objectives which are substantially similar to the Fund’s (which might result in duplication of certain fees and expenses).

Special Situations

The Funds may invest in “special situations” from time to time. A special situation arises when, in the opinion of the Investment Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.

Investment Restrictions

Investment restrictions, numbered 1 through 10 below, have been adopted as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a diversified company within the meaning of the 1940 Act, except the Transamerica Premier Focus Fund, which will operate as a non-diversified fund. The non-diversified Fund reserves the right to become diversified by limiting its investments in which more than 5% of the Fund’s total assets are invested. Investment restrictions 11 through 14 may be changed by a vote of the Board of Directors of the Company at any time.

1. Borrowing

Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund’s total assets, the Fund will not make any additional investments.

2. Lending

No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations; (b) lending securities in an amount not to exceed 33.33% of the Fund’s assets taken at market value; (c)

entering into repurchase agreements; (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes; and (e) entering into variable rate demand notes.

3. 5% Fund Rule

Except for the Transamerica Premier Focus Fund, no Fund may purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund’s total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Focus Fund, no more than 25% of the Fund’s total assets may be invested in the securities of a single issuer (other than cash items and government securities); and, with respect to 50% of the Fund’s total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund’s total assets, but not more than 25% of the Fund’s total assets, in the securities of one issuer for a period not to exceed three business days.

4. 10% Issuer Rule

No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund’s investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act.

5. 25% Industry Rule

No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers’ acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

6. Underwriting

No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

7. Real Estate

No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages; (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages; (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business; or (d) acquire real estate or interests in real estate securing an issuer’s obligations, in the event of a default by that issuer.

8. Short Sales

No Fund may make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. Margin Purchases

No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10. Commodities

No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11. Securities of Other Investment Companies

No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund’s total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund’s total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

As a non-fundamental policy, the Premier Index Fund may, notwithstanding any other investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations the Premier Index Fund (which might result in duplication of certain fees and expenses).

12. Invest for Control

No Fund may invest in companies for the purposes of exercising control or management.

13. Warrants

The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

14. Restricted and Illiquid Securities

No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund’s investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

Management of the Company

Transamerica Investors, Inc.

Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. All series, except the Transamerica Premier Focus Fund, are diversified investment companies. Each series has three classes of shares, Investor Shares, Institutional Shares, and A Shares. This SAI describes the Class A Shares only. For more information about the Investor Shares, available to investors on a no-load basis, or the Institutional Shares, available to institutional investors, call 1-800-892-7587. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the investments of the Fund. Each class has certain expenses related solely to that class. Each class will have exclusive voting rights under any 12(b)-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares of the Company, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by the shareholders of that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Directors and Officers

Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director
Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 62	President and Chairman of the Board	Indefinite** President 1999 – present; Chairman since 2003	9	President and Chief Investment Officer, Transamerica Investment Management, LLC (1999 – present); President and Chief Investment Officer, Transamerica Investment Services (1967 – present)	N/A
Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 54	Director	Indefinite** 1995 – present	9	Dean of Robinson College of Business, Georgia State University (1997 – present).	The ServiceMaster Company (1994 – present) Total System Services, Inc. (1999 – present)
Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 70	Director	Indefinite** 1995 – present	9	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage).	N/A
Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 Age 68	Director	Indefinite** 1995 – present	9	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present) Electronic Clearing House, Inc. (2002 – present)
Sandra N. Bane 303 Palmetto Drive Pasadena, CA 91105 Age 51	Director	Indefinite** 2003 – present	9	Retired CPA (1999 – present); Audit, KPMG (1975 – 1999)	Big 5 Sporting Goods (2002 – present)
Brian C. Scott 570 Carillon Parkway St. Petersburg, FL 33716 Age 60	Chief Executive Officer	Indefinite** 2003 – present	9	Director, President and Chief Executive Officer, ATFA, ATFS, ATSF, ATIS, IDEX Mutual Funds & Transamerica Income Shares, Inc. (2001 – present); President and CEO Endeavor Management Co. (2001 – 2002); CEO, Transamerica Investors, Inc. (2003 – present); Vice President, Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company and Transamerica Life Insurance Company (2000 – present); Disbursement Officer, Transamerica Financial Life Insurance Company (1995 – present).	AEGON/Transamerica Series Fund, Inc. (2003 – present), IDEX Mutual Fund (2003 – present), Transamerica Investment Management, LLC (2002 – present); Transamerica Index Funds, Inc. (2002 – present)
John K. Carter 570 Carillon Parkway St. Petersburg, FL 33716 Age: 42	Vice President and Secretary	2003 – present	9	Director, Senior Vice President, General Counsel, Secretary and Compliance Officer, ATFA, ATIS and ATFS (2000 – present); Senior Vice President, General Counsel and Secretary, ATSF, IDEX Mutual Funds & TIS (1999 – present); Vice President, Counsel and Assistant Secretary, Transamerica Occidental Life Insurance Company (2001 – present); Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2000 – present); Vice President, Senior Counsel and Assistant Secretary, Transamerica Financial Life Insurance Company (2002 – present).	N/A
Kim D. Day 570 Carillon Parkway St. Petersburg, FL 33716 Age 48	Vice President and Treasurer	Indefinite** 2003 – present	9	Sr. Vice President ATFA (2004 – present); Principal Financial Officer ATSF and IDEX Mutual Funds (2003 – present); Vice President, Treasurer and Principal Financial Officer, ATSF and TIS; Vice President & Treasurer, ATFS, ATFA and ATIS; Assistant Vice President, WRL and Transamerica Occidental Life Insurance Company (1997 – 2001)	N/A
**Directors	serve an indefinite term until his/her successor is elected.

The directors are responsible for major decisions relating to the Funds’ objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Gary U. Rollé.

No officer, director or employee of Transamerica Investment Management, LLC, or any of its affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an interested person of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company’s Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Compensation Table

The following table provides compensation amounts paid to Disinterested Directors of the Funds for the fiscal year ended December 31, 2003.

Name of Person, Position	Aggregate Compensation from Transamerica Premier Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Directors from Transamerica Premier Funds
Sidney E. Harris	$16,000	—	$16,000
Charles C. Reed	$16,000	—	$16,000
Carl R. Terzian	$16,000	—	$16,000
Sandra N. Bane	$12,500	—	$12,500

Director Ownership of Equity Securities

The table below gives the dollar range of shares of Transamerica Premier Funds as well as the aggregate dollar range of shares of all Funds advised and sponsored by Transamerica Investment Management, LLC, owned by each Director as of December 31, 2003.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Directors in Family of Investment Companies
Sidney E. Harris	Over $100,000	Over $100,000
Charles C. Reed	—	—
Carl R. Terzian	—	—
Sandra N. Bane	—	—

Committees of the Board

The Directors are responsible for major decisions relating to each Fund’s objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Directors has three standing committees that each perform specialized functions: an Audit Committee, Nominating Committee and Executive Committee.

Committee	Functions	Members	Number of Meetings Held During Last Fiscal Year
Audit Committee	Review the financial reporting process, the system of internal control, the audit process and the Transamerica Premier process for monitoring compliance and applicable laws and the Transamerica Premier Code of Ethics.	Independent Directors plus Bill Kwan (Ernst & Young)	2
Nominating Committee	Nominates and evaluates independent Director candidates. The Fund does not accept nominations from the shareholders.	Independent Directors	1
Executive Committee	Performs all functions as those performed by the Board of Directors, except as set forth in the Articles of Incorporation of Transamerica Investors, Inc.	Independent Directors plus Garry Rolle

The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the equity Funds. As of April 12, 2004, the following shareholders owned 25% or more of the Class A Shares of the indicated Funds:

Shareholder	Transamerica Premier Fund	Percent Owned
Class A

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Equity Fund Class A	99.22%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Core Equity Fund Class A	99.30%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Balanced Fund Class A	99.15%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Balanced Fund Class A	98.61%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Focus Fund Class A	99.25%

State Street Bank & Trust Co Cust for the IRA R/O Tempest Johnson 2644 Longleaf, Camilla GA 31730-3740	Premier Index Fund Class A	76.67%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Growth Opportunities Fund Class A	99.51%

Investors Bank & Trust Co and State Street Bank & Trust Co. holds these shares as nominees for the beneficial owners of such shares (none of whom individually own more than 25% of any of the Funds’ outstanding shares). With respect to such shares, these companies have no investment discretion and only limited discretionary voting power as nominee holders.

In addition, as of April 12, 2004, the following shareholders owned 5% or more of the Class A Shares of the indicated equity Funds:

Shareholder	Transamerica Premier Fund	Percent Owned
Class A

%

State Street Bank & Trust Co. Cust for the IRA R/O Steve Johnson 2644 Longleaf, Camilla GA 31730-3740	Premier Cash Reserve Fund Class A	18.81%

Image Axis 401(k) Plan TTEE of the Image Axis 401(k) Plan 38 West 21st St., New York NY 10010-6906	Premier Cash Reserve Fund Class A	5.15%

State Street Bank & Trust Co Cust for the IRA R/O Steve Johnson 2655 Longleaf, Camilla GA 31730-3740	Premier Index Fund Class A	20.42%

Trustees and Officers of the State Street Master Funds

The Trustees of the State Street Master Funds (the “Master Trust”) are responsible for generally overseeing the Master Trust’s business. The following table provides biographical information with respect to each Trustee and officer of the Master Trust. As of March 19, 2004, none of the Trustees were considered to be an “interested person” of the Master Trust, as that term is defined in the 1940 Act.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 59	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 — present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 67	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 — present); Chairman emeritus, Children’s Hospital (1984 — present); Director, Boston Plan For Excellence (non-profit) (1994 — present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 — 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 Age: 55	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 — present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 —present); Chief Executive Officer, IEmily.com (internet company) (2000 —2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 — 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 —1998); Trustee, Eastern Enterprise (utilities) (1988 — 2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 63	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 — 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Institutional Investment Trust

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 38	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 — present); Vice President of State Street Bank and Trust Company (1993 to 2002).	—	—

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 37	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999 — present); Audit Senior Manager, Ernst & Young LLP (1998-1999).	—	—

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 46	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank and Trust Company (2000 — present); Counsel of First Data Investor Services Group, Inc., (1994 — 2000).	—	—

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and the Trust’s interestholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing.

The Audit Committee is composed of all the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2003, the Audit Committee held two meetings.

The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by interestholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2003, the Nominating Committee did not meet.

The Pricing Committee is composed of each Independent Trustee. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available. The Pricing Committee meets as is required. During the fiscal year ended December 31, 2003, the Pricing Committee did not meet.

Trustee Ownership of Securities of the Trust or Adviser

As of December 31, 2003 none of the Independent Trustees had any ownership of securities of SSgA or any person directly or indirectly controlling, controlled by, or under common control with SSgA.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2003.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

William L. Boyan	None	None

Michael F. Holland	None	None

Rina K. Spence	None	None

Douglas T. Williams	None	None

Trustee Compensation

Pursuant to certain agreements with State Street and its affiliates, each Trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street and its affiliates.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2003.

Name and Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust & Fund Complex Paid to Trustees
William L. Boyan, Trustee	$30,000	$0	$0	$30,000
Michael F. Holland, Trustee	$30,000	$0	$0	$30,000
Rina K. Spence, Trustee	$30,000	$0	$0	$30,000
Douglas T. Williams, Trustee	$30,000	$0	$0	$30,000

Investment Adviser

The Funds’ Investment Adviser is Transamerica Investment Management, LLC, (the “Adviser” or “TIM”), at 1150 South Olive Street, Los Angeles, California 90015. TIM is controlled by Transamerica Investment Services, Inc. (“TIS”), at the same address. TIS was adviser until January 1, 2000. Prior to May 1, 2003, TIS served as sub-adviser to the Funds, providing certain investment research and other services under an agreement with the Fund and the Adviser. Effective April 30, 2003, TIS resigned its position as sub-adviser.

The Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Although it is the Company’s policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide the Funds with statistical information and other services in addition to transaction services. See “Brokerage Allocation” below.

As of November 1, 2002, the Premier Index Fund invests substantially all of its assets in a corresponding portfolio of the Master Trust that has the same investment objective as and investment policies that are substantially similar to those of the Fund. As long as the Premier Index Fund remains completely invested in the Portfolio (or any other investment company), the Investment Adviser is not entitled to receive any investment advisory fee with respect to the Fund. The Premier Index Fund may withdraw its investment from the Portfolio at any time if the Company’s Board of Directors determines that it is in the best interests of the Fund and its shareholders to do so. In the event that the Premier Index Fund withdraws its investment from the Master Trust or any other investment company, the Investment Adviser TIM will serve as investment adviser for the Premier Index Fund and shall receive the advisory fee described in the table below. For its services to the other Funds, the Adviser receives an advisory fee. The following fees are based on an annual percentage of the average daily net assets of each Fund. They are accrued daily, and paid monthly.

Transamerica Premier Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Premier Focus Fund	0.85%	0.82%	0.80%
Premier Equity Fund	0.85%	0.82%	0.80%
Premier Index Fund	0.30%	0.30%	0.30%
Premier Growth Opportunities Fund	0.85%	0.82%	0.80%
Premier Core Equity Fund	0.75%	0.72%	0.70%
Premier Balanced Fund	0.75%	0.72%	0.70%
Premier Bond Fund	0.60%	0.57%	0.55%
Premier High Yield Bond Fund	0.55%	0.52%	0.50%
Premier Cash Reserve Fund	0.35%	0.35%	0.35%

Following are the amounts of advisory fees earned1, amounts waived and net amounts received for each Fund over the last three fiscal years. Certain fees were waived by the Investment Adviser.

Transamerica Premier Fund Fiscal Year	Advisory fee Earned		Advisory fee Waived[2]		Advisory fee Net Received
Premier Focus Fund

2001 2002 2003	$ $ $	1,104,967 722,081 719,704	$ $ $	0 0 0	$ $ $	1,104,967 722,081 719,704
Premier Equity Fund

2001 2002 2003	$ $ $	1,555,584 1,061,642 1,263,585	$ $ $	0 0 0	$ $ $ $	1,555,584 1,061,642 1,263,585
Premier Index Fund

2001 2002 2003	$ $ $	137,882[3] 119,782 0	$ $ $	137,882 119,782 25,775	$ $ $	0 0 (25,775)
Premier Growth Opportunities Fund

2001 2002 2003	$ $ $	1,238,726 916,872 783,655	$ $ $	0 0 0	$ $ $	1,238,726 916,872 783,655
Premier Core Equity Fund

2001 2002 2003	$ $ $	95,767 916,872 122,863	$ $ $	0 0 17,306	$ $ $	95,767 916,872 105,557
Premier Balanced Fund

2001 2002 2003	$ $ $	1,007,234 1,052,335 1,210,152	$ $ $	0 0 0	$ $ $	1,007,234 1,052,335 1,210,152
Premier Bond Fund

2001 2002 2003	$ $ $	133,228 157,326 165,997	$ $ $	0 0 0	$ $ $	133,228 157,326 165,997
Premier High Yield Bond Fund
2001 2001 2003		$526,042 579,57 3		$4,754 58,399		521,288 521,17 4
Premier Cash Reserve Fund

2001 2002 2003	$ $ $	263,228 456,496 164,379	$ $ $	180,649 283,171 131,635	$ $ $	82,579 173,325 32,744

[1]	Presentation is on a Fund level, not a class level. Class level breakdown is not required by N1-A rules.

[2]	Assumes order of reimbursement/waiver is for class-specific expenses first, then waiver of advisory fees.

[3]	For the period of January 1, 2003 through November 11, 2002 (“Conversion Date”). After the conversion, the Fund stopped accruing an Advisory Fee.

The Investment Adviser TIM is owned by Transamerica Investment Services, Inc., which is a wholly owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is owned by AEGON N.V., one of the world’s largest financial services and insurance groups.

SSgA is responsible for the investment management of the Portfolio pursuant to an Investment Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”), by and between the Adviser and the Master Trust. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. ri.

Code of Ethics

The Trust and SSgA have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, SSgA, or State Street Corporation, the parent company of SSgA.

Administrator

The Funds’ Administrator is AEGON/Transamerica Fund Services, Inc. (“ATFS”), 570 Carillon Parkway, St. Petersburg, FL 33716. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds’ books and records; (2) arrange periodic updating of the Funds’ prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold. The Administrator has contracted with Investors Bank & Trust Company to perform certain administrative functions.

Each Fund pays all of its expenses not assumed by the Investment Adviser/ Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12(b)-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Investment Adviser/Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund’s return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

Prior to September 29, 2003, Transamerica Investment Management, LLC (“TIM”) was the Funds’ Administrator

The Funds paid the following administrative expenses for the last three fiscal years:

	2003	2002		2001
ATFS	$		N/A		N/A
TIM	$	$		$

Custodian and Transfer Agent

Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as custodian to the Funds. Under its custodian contract with the Company, IBT is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, IBT receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Transfer Agency Agreement, AEGON/Transamerica Investors Services, Inc. (“ATIS”), 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the Funds’ transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions. For these services, ATIS is paid $22 per year per open account; $1.50 per year per closed account; and applicable out-of-pocket expenses.

Distributor

AFSG Securities Corporation (“AFSG”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494, serves as the principal underwriter of shares of the Funds, which are continuously distributed. AFSG is a wholly owned subsidiary of Commonwealth General Corporation of Kentucky, which is a wholly owned subsidiary of AEGON U.S. Corporation. AFSG is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. AFSG may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with AFSG.

Fund	Investor Class*	Class A*
TA Premier Core Equity Fund	$30	$16

TA Premier Equity Fund	$326	$64

TA Premier Focus Fund	$199	$18

TA Premier Growth Opportunities Fund	$215	$22

TA Premier Balanced Fund	$374	$42

TA Premier Bond Fund	$58	$16

TA Premier Cash Reserve	—	$3

*	all amounts in thousands

Compensation [Form N-1A, 20 (b)] [all commissions and other compensation received by each principal underwriter, who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly or indirectly, from the Fund during the Funds’ most recent fiscal year. Disclose in a footnote to the table the type of services rendered in consideration for the compensation listed under column (5).]

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokers Commissions	Other Compensation
AFSG Securities Corporation (effective: 12/05/03)

Transamerica Securities Sales Corporation

Distribution of Shares of the Funds

The 12b-1 plan of distribution and related distribution contracts require the Investor Class of each Fund to pay distribution and service fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. If AFSG’s expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If AFSG’s expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to AFSG until the distribution contracts are terminated or not renewed. In that event, AFSG’s expenses over and above any fees through the termination date will be AFSG’s sole responsibility and not the obligation of the Company. The Board will review the distribution plan, contracts and AFSG’s expenses.

The 12b-1 fee covers such activities as preparation, printing and mailing of the Prospectus and Statement of Additional Information for prospective customers, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds. AFSG makes periodic payments of all or a portion of the 12(b)-1 fee to qualifying broker-dealers, certain financial institutions, or certain financial intermediaries to compensate them for services provided in connection with sales of Shares. The payments are based on the average net asset value of Shares of the Fund which are attributable to shareholders, including qualified retirement plans, for whom the broker-dealers are designated as the broker-dealer of record.

In the case a Fund or a class of shares is closed to new investors or investments, AFSG also may use the fees payable under the 12b-1 plan to make payments to broker-dealers and other financial intermediaries for past sales and distribution efforts.

During 2003, AFSG received $1,456,344 in 12b-1 fees, of which approximately $420,034 was spent on telemarketing and prospectus distribution, approximately $229,223 was spent on advertising and sales promotion, and approximately $741,223 was paid as compensation to broker-dealers for distribution and services.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.

Proxy Voting

The Board of Directors has adopted proxy voting procedures pursuant to which the Company delegates to the Investment Adviser the authority and responsibility for voting proxies with respect to each Fund’s underlying securities holdings. A summary of the Investment Adviser’s proxy voting policies and procedures is provided in Appendix C of this SAI.

For the Portfolio’s underlying securities holdings, the Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolio to SSgA as part of SSgA’s general management of the Portfolio, subject to the continuing oversight of the Trust’s Board. A summary of the Trust’s proxy voting policies and procedures is provided in Appendix C of this SAI.

The Funds will be required to file new SEC Form N-PX with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2004, for the 12-month period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC’s website at www.sec.gov.

IRA Accounts

You can establish an Individual Retirement Account (“IRA”), either Regular or Roth IRA, or a Simplified Employee Pension (“SEP”) with your employer, or a Coverdell ESA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on who qualifies for which type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Funds to avoid a 20% federal withholding tax.

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value, by Social Security Number, is more than $50,000.

General

Class a Shares are generally sold with a sales charge payable at the time of purchase (except for Shares of the Transamerica Premier Cash Reserve Fund). The Prospectus contains a table of applicable sales charges. For information about how to purchase Class A Shares of a Fund at net asset value through an employer’s defined contribution plan, please consult your employer. Certain purchases of Class A Shares may be subject to a contingent deferred sales charge (“CDSC”). See “Distribution of Shares” in the Prospectus.

The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of Class A Shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the New York Stock Exchange (“NYSE”). If the dealer receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Transamerica Premier Funds, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the Prospectus, except that (i) individual investments under certain employee benefit plans or tax qualified retirement plans may be lower, (ii) persons who are already shareholders may make additional purchases of $100 or more by sending funds directly to Transamerica Premier Funds, and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $50 or more. Information about these plans is available from investment broker-dealers or from Transamerica Premier Funds.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (“SEC”), exists, making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 calendar days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with federal funds or bank wire or by a certified or cashier’s check.

Purchases Not Subject to Sales Charges or Contingent Deferred Sales Charges (“CDSC”).

The Funds may sell shares without a sales charge or CDSC to:

a)	Current and retired Trustees of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company, Transamerica Investment Services, Inc. and Transamerica Investment Management, LLC, their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest.

b)	Employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge).

c)	Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds.

d)	Registered representatives and other employees of broker-dealers having sales agreements with AFSG; employees of financial institutions having sales agreements with AFSG or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21.

e)	A trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate.

f)	“Wrap accounts” maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with AFSG with respect to such accounts.

g)	Individual accounts and participants in employee benefit plan accounts that, prior to November 15, 2002, were held in accounts in the M Class of the Funds.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC.

Combined Purchase Privilege

The following persons may qualify for the sales charge reductions or eliminations shown in the Prospectus by combining into a single transaction the purchase of Class A Shares with other purchases of any class of shares:

a)	an individual or a “company” as defined in Section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

b)	an individual, his or her spouse and their children under 21, purchasing for his, her or their own account;

c)	a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the “Code”));

d)	tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a “403(b) plan”) of the Code; and

e)	employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Transamerica Premier Funds (other than the Transamerica Premier Cash Reserve Fund) purchased at the same time through a single broker-dealer, if the broker-dealer places the order for such shares directly with Transamerica Premier Funds.

Cumulative Quantity Discount (Right of Accumulation)

A purchaser of Class A Shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above in the section titled “Combined Purchase Privilege.”) with certain other shares of any class of Transamerica Premier Funds already owned. The applicable sales charge is based on the total of:

1)	the investor’s current purchase; and

2)	the maximum public offering price (at the close of business on the previous day) of:

a)	all shares held by the investor in all of the Transamerica Premier Funds (except the Transamerica Premier Cash Reserve Fund); and

b)	any shares of the Transamerica Premier Cash Reserve Fund acquired by exchange from other Transamerica Premier Funds; and

3)	the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a “combined purchase” (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through a broker-dealer, when each purchase is made the investor or broker-dealer must provide Transamerica Premier Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Transamerica Premier Funds when making direct cash investments.

Revenue Sharing Arrangements

AFSG and certain of its affiliates, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds, including affiliates of AFSG. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid by the funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. They would not be reflected in the fees and expenses listed in the fees and expenses sections of the prospectus.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.

In addition, while AFSG typically pays only a portion of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made (see the section titled “Broker-Dealer Reallowances of this SAI”), AFSG may, on occasion, pay the entire sales charge.

From time to time, AFSG and/or its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events.

The compensation received by brokers and other financial intermediaries through sales charges, other fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace.

Investors may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. An investor may ask his/her broker or financial intermediary how he/she will be compensated under such arrangements for investments made in the Funds.

Letter of Intent

Investors may also obtain the reduced sales charges for Class A Shares shown in the Prospectus for investments of a particular amount by means of a written Letter of Intent, which expresses the investor’s intention to invest that amount (including certain “credits,” as described below) within a period of 13 months in shares of any class of the Funds or any other continuously offered Transamerica Premier Funds (excluding the Transamerica Premier Cash Reserve Fund). Each purchase of Class A Shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement. The 13-

month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Letter of Intent equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Letter of Intent which are eligible for purchase under a Letter of Intent (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the “combined purchase privilege” (see above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, and must be invested immediately. Class A Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge without regard to the Letter of Intent that would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor’s dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Letter of Intent. No sales charge adjustment will be made unless and until the investor’s dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor’s dealer and AFSG in accordance with the Prospectus.

Letter of Intent forms may be obtained from Transamerica Premier Funds or from broker-dealers. interested investors should read the Letter of Intent carefully.

Broker-Dealer Reallowances

AFSG Securities Corporation (“AGSG” or the “Distributor”) receives all sales charges and pays appropriate amounts to qualifying broker-dealers to compensate them for services provided in connection with sales of Shares.

Commissions paid to broker-dealers on sales of Shares are as follows:

	Amount of Investment
Broker-Dealer Commission By Fund	Under $50,000	$50,000 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Aggressive Growth	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Growth Opportunities	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Equity	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Value	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Index	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Balanced	4.50%	3.75%	2.75%	1.75%	1.25%
Premier High Yield Bond	4.50%	3.75%	2.75%	1.75%	1.25%
Premier Bond	4.00%	3.25%	2.50%	1.75%	1.00%
Premier Cash Reserve	none	none	none	none	none

Qualified investors, including qualified retirement plans, initially investing more than $1 million in the Funds receive Shares at net asset value. AFSG pays commissions on sales at net asset value at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter on all Funds except the Premier Cash Reserve Fund.

AFSG or its affiliates may also pay, out of its own assets and not out of Fund assets, for administrative or distribution services provided by brokers and other financial intermediaries. Investors may be able to obtain more information about these payments and services from their brokers and other financial intermediaries and should so inquire if they would like additional information.

AFSG may suspend or modify such payments to broker-dealers. The payments are subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and AFSG. They are also subject to any applicable limits imposed by the National Association of Securities Dealers, Inc.

Investor Share Redemptions in Excess of $250,000

If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Fund in a 90-day period, we reserve the right to pay you in securities in lieu of cash.

The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund. They may be securities that the Fund regards as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under “Determination of Net Asset Value” later in this document. Such valuation will be made as of the same time the redemption price is determined.

This right is designed to give the Funds the option to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder’s proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash, the market risk is imposed on the redeeming shareholder. The redeeming shareholder (not the Fund) bears the brokerage cost of selling the securities.

Exchange Privilege

Except as otherwise set forth in this section, by calling Transamerica Premier Funds, investors may exchange shares between accounts with identical registrations. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Transamerica Premier Funds by telephone to exercise exchanges.

Transamerica Premier Funds also makes exchanges promptly after receiving instructions in good order. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Funds will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Prospectuses of the other Funds are available from Transamerica Premier Funds or investment dealers having sales contracts with AFSG. The prospectus of each Fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Funds.

Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund’s investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser’s policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm’s capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund’s securities and advice as to the valuation of securities. The research services provided by brokers through which the Funds effect securities transactions can be used by the Investment Adviser in servicing all of its accounts and not all of these services may be used by the Adviser in connection with the Funds. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund’s securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser’s judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser’s opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds’ securities with any affiliate of the Company, the Investment Adviser, or ATSF except in accordance with applicable SEC rules.

Subject to the foregoing, in certain circumstances, in selecting brokerage firms to effect the execution of trades for a Fund, the Investment Adviser may also consider the ability for a broker/dealer to provide client referrals and to provide rebates of commissions by a broker to a Fund, or other account managed by the Investment Adviser, or to a third party service provider of a Fund, or other account managed by the Investment Adviser or to pay a Fund or other account expense. In recognition of the value of the foregoing factors, and in the possible research or other services provided, the Investment Adviser may place Fund transactions with a broker or dealer with whom it has negotiated commission that is in excess of commission another broker/dealer would have charged for effecting that transaction if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research and/or other service provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Investment Adviser.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser’s own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

Over the last three fiscal years all classes of the Funds have paid the following brokerage commissions:

Transamerica Premier Funds	2003	2002	2001
Premier Focus Fund	$253,169	$172,276	$192,062
Premier Equity Fund	$194,915	$164,701	$202,704
Premier Index Fund	$—	$8,405	$9,827
Premier Growth Opportunities Fund	$139,715	$218,133	$190,653
Premier Core Equity Fund	$26,112	$30,946	$18,483
Premier Balanced Fund	$92,994	$105,002	$164,753
Premier Bond Fund	$—	$2,000	$0
Premier High Yield Bond Fund	$—	$6,011	$4,042
Total	$706,905	$707,474	$782,524

On December 31, 2003, the Premier Focus Fund held stock in Investment Technology Group, Inc. with a value of $2,403,700 and stock in Legg Mason, Inc. with a value of $3,640,500. The Premier Growth Opportunities Fund held stock in Investment Technology Group, Inc. with a value of $3,018,600. The Premier Core Equity Fund held stock in Investment Technology Group, Inc. with a value of $156,520. In 2002, Investment Technology Group and Legg Mason Inc. were among these Funds’ regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund’s outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus).

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows:

a)	Equity securities and other similar investments (“Equities”) listed on any U.S. or foreign stock exchange are valued at the last sale price on that exchange. The National Association of Securities Dealers Automated Quotation System (“NASDAQ”) . If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price.

b)	Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.

c)	Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board.

d)	Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded.

e)	Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.

f)	Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.

g)	All other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board.

h)	Debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund’s net asset value might still decline.

Performance Information

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

The Transamerica Premier Equity, Transamerica Premier Index, Transamerica Premier Balanced, Transamerica Premier Bond, and Transamerica Premier Cash Reserve Funds have the same investment adviser and the investment goals and policies, and their strategies are substantially similar in all material respects as the separate accounts which preceded such Funds and were operated in the same manner as such Funds. The Transamerica High Yield Bond separate account transferred (converted) all its assets to the Transamerica Premier High Yield Bond Fund in exchange for shares in the Fund. The separate accounts are not registered with the SEC, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to

Subchapter M of the Code or regulated as investment companies under the securities laws, their performance may have been adversely affected at times. The separate account performance figures are not the Funds’ own performance and should not be considered a substitute for the Funds’ own performance. Separate account performance should not be considered indicative of any past or future performance of the Funds.

Average Annual Total Return for Non-Money Market Funds

The Company may publish total return performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund’s performance had been constant over the entire period. Each Fund’s total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)[n] = ERV

Where:
P	=	a hypothetical initial payment of $1,000

T	=	an average annual total return

N	=	the number years

ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Average Annual Total Returns (as of 12/31/ 03) Fund

	1 year	5 years	10 years	Since Inception	Inception Date
Transamerica Premier Focus Fund	39.54%	0.94%	—	3.65%	7/1/97
Transamerica Premier Growth Opportunities Fund	34.10	3.97	—	8.33	7/1/97
Transamerica Premier Equity Fund	30.46	(1.60)	—	0.01	10/2/95
Transamerica Premier Index Fund	28.50	(0.93)	—	0.71	10/2/95
Transamerica Premier Core Equity Fund	25.79	1.82	—	3.31	4/1/98
Transamerica Premier Balanced Fund	22.91	5.64	—	7.20	10/2/95
Transamerica Premier Bond Fund	5.66	3.60	—	4.15	0/2/95
Transamerica Premier Cash Reserve Fund	0.57	3.23	—	3.39	10/2/95

Cumulative Total Returns

From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:
CTR	=	The cumulative total return net of Portfolio recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Money Market Fund Yields

From time to time, the Transamerica Premier Cash Reserve Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Yields for Transamerica Premier Cash Reserve Fund

7-day Current Yield as of 12/31/ 03 = 0.49%

7-day Effective Yield as of 12/31/ 03 = 0.49%

30-Day Yield for Non-Money Market Funds

Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1]

Where:

a = dividends and interest earned during the period

b = the expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period

d = the maximum offering price per share on the last day of the period

Taxes

Each fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). (See, however, the discussion of TA IDEX Federated Tax Exempt, below.) If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund’s available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•	Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%

Upon the sale or other disposition of Fund shares, or upon receipt of a distribution in complete liquidation of a Fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain on disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a Fund, the balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that the income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing Fund,” then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing Fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the Fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not exigible for the reduced rate of tax on “qualifying dividends.”

In addition, another election may be available that would involve marking to market a Fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the Fund level under the excess distribution rules would be eliminated, but a Fund could incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit a Gund’s ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements. — Certain options, futures contracts, and forward contracts in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a Fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The Funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected.

The requirements applicable to a Fund’s qualification as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount — If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount. — Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales. — These rules may affect timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation. — Income received by a Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund’s shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such Fund’s assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency Transactions. — Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

The treatment of income dividends and capital gains distributions by a Fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a Fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

A Fund may be required to withhold U.S. federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a.	fail to provide the fund with their correct taxpayer identification number,

b.	fail to make required certifications or,

c.	have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Other Information

Legal Matters

An opinion of counsel as to the legality of the shares of the Funds has been given by John K. Carter, Esq., Vice President of Transamerica Investment Management, LLC.

Independent Auditors

Ernst & Young LLP, 725 S. Figueroa Street, Los Angeles, California 90017, serves as independent auditors for the Funds, and in that capacity examines the annual financial statements of the Company.

Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Bond Ratings

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects are also considered.

Because of the greater number of considerations involved in investing in lower-rated securities, the achievement of the Transamerica Premier High Yield Bond Fund’s objectives depends more on the analytical abilities of the investment team than is the case with the Transamerica Premier Balanced Fund and the Transamerica Premier Bond Fund, which both invest primarily in securities in the higher rating categories.

For more detailed information on bond ratings, including gradations within each category of quality, see Appendix A.

Disclosure Regarding S&P® Trademark

The Premier Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill companies, Inc., (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Licensee Adviser the licensing of certain trademarks and trade names of the S&P® and of the S&P 500® Index which is determined, composed and calculated by S&P® without regard to the Licensee or the Fund. S&P® has no obligation to take the needs of the Licensee or the owner of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Statements

The audited financial statements of the Funds for the fiscal year ended December 31, 2003 which are contained in the Annual Report of the Company, are incorporated herein by reference. Copies of the Annual Report are provided without charge to every person requesting a copy of the Statement of Information.

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody’s Investors Service, Inc.

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations

Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits

Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers’ Acceptance

A bankers’ acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities

Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities

Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities

Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans

A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan’s terms.

International Organization Obligations

International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts

A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS). For certain securities law purposes, custody receipts are not considered U.S. government securities.

Pass-Through Securities

The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association (GNMA) certificates or Federal National Mortgage Association (FNMA) and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

Appendix C

Proxy Voting Procedures

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual as adopted by the Fund.

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent
•	Fees for non-audit services are excessive, or
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as a voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board.

However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse
•	Implement or renew a dead-hand or modified dead-hand poison pill
•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
•	Failed to act on takeover offers where the majority of the shareholders tendered their shares
•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
•	Are audit committee members and the non-audit fees paid to the auditor are excessive.
•	Are inside directors or affiliated outside directors and the full board is less than majority independent
•	Sit on more than six boards
•	Are members of a compensation committee that has allowed a pay-for-performance disconnect as described in Section 8 (Executive and Director Compensation).

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to WITHHOLD votes.

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to actions, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
•	Two-thirds independent board
•	All-independent key committees
•	Established governance guidelines

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry
•	Management’s track record
•	Background to the proxy contest
•	Qualifications of director nominees (both slates)
•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:

In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value
•	Offering period is 27 months or less, and
•	The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or
•	Offering period is greater than 27 months, or
•	The number of shares allocated to the plan is more than ten percent of the outstanding shares

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)
•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm
•	The triggering mechanism should be beyond the control of management
•	The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. Social and Environmental Issues

Consumer Issues and Public Safety

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
•	The availability and feasibility of alternatives to animal testing to ensure product safety, and
•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance
•	The company’s standards are comparable to or better than those of peer firms, and
•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region
•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending
•	Whether the company already limits price increases of its products
•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution
•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure
•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs
•	Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution
•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure
•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:

•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees
•	The company’s existing healthcare policies, including benefits and healthcare access for local workers
•	Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:

•	The company’s actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations
•	The company’s initiatives in this regard compared to those of peer companies

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
•	Whether the company has adequately disclosed the financial risks of its subprime business
•	Whether the company has been subject to violations of lending laws or serious lending controversies
•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations
•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness
•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
•	Whether the company has gone as far as peers in restricting advertising
•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected
•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected
•	The feasibility of a spinoff
•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Environment and Energy

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports
•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills
•	The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
•	Environmentally conscious practices of peer companies, including endorsement of CERES
•	Costs of membership and implementation.

Environmental-Economic Risk Report

Vote CASE-BY-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:

•	Approximate costs of complying with current or proposed environmental laws
•	Steps company is taking to reduce greenhouse gasses or other environmental pollutants
•	Measurements of the company’s emissions levels
•	Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or
•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are recycling
•	The timetable prescribed by the proposal
•	The costs and methods of implementation
•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are switching from fossil fuels to cleaner sources
•	The timetable and specific action prescribed by the proposal
•	The costs of implementation
•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

Sustainability Report

Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:

•	A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
•	A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:

•	The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
•	The company has publicly committed to using the GRI format by a specific date

General Corporate Issues

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay
•	The degree that social performance is already included in the company’s pay structure and disclosed
•	The degree that social performance is used by peer companies in setting pay
•	Violations or complaints filed against the company relating to the particular social performance measure
•	Artificial limits sought by the proposal, such as freezing or capping executive pay
•	Independence of the compensation committee
•	Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor Standards and Human Rights

China Principles

Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and
•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country
•	The company’s workplace code of conduct
•	Proprietary and confidential information involved
•	Company compliance with U.S. regulations on investing in the country
•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
•	Agreements with foreign suppliers to meet certain workplace standards
•	Whether company and vendor facilities are monitored and how
•	Company participation in fair labor organizations
•	Type of business
•	Proportion of business conducted overseas
•	Countries of operation with known human rights abuses
•	Whether the company has been recently involved in significant labor and human rights controversies or violations
•	Peer company standards and practices
•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or
•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989
•	Company antidiscrimination policies that already exceed the legal requirements
•	The cost and feasibility of adopting all nine principles
•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
•	The potential for charges of reverse discrimination
•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
•	The level of the company’s investment in Northern Ireland
•	The number of company employees in Northern Ireland
•	The degree that industry peers have adopted the MacBride Principles
•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Military Business

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components
•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs
•	Whether the company currently or in the past has manufactured cluster bombs or their components
•	The percentage of revenue derived from cluster bomb manufacturing
•	Whether the company’s peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in Nations Sponsoring Terrorism (Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran, taking into account current disclosure on:

•	The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption
•	Compliance with U.S. sanctions and laws

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or
•	The disclosures sought could compromise proprietary information.

Workplace Diversity

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or
•	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity
•	Comparison with peer companies
•	Established process for improving board diversity
•	Existence of independent nominating committee
•	Use of outside search firm
•	History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs
•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive
•	The company has well-documented programs addressing diversity initiatives and leadership development
•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

State Street Master Funds

State Street Institutional Investment Trust

Proxy Voting Policy and Procedures

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

Policy

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight. The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

Procedures

The following are the procedures adopted by the Board for the administration of this policy:

Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest[1], the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. Annual Filing

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.2

Disclosures

[1]	As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

[2]	The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

The Trusts shall include in its registration statement:

A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

The Trusts shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

Review of Policy.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Statement of Additional Information—May 1, 2004

Transamerica Premier Funds

Investor and Institutional Shares

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

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About the Statement of Additional Information

Transamerica Investors, Inc. (the “Company”) is an open-end, management investment company of the series type offering a number of portfolios, known collectively as the Transamerica Premier Funds. This Statement of Additional Information (the “SAI”) pertains to the Investor Class and the Institutional Class of shares of the Transamerica Premier Funds (the “Fund or Funds”) listed above. Each Fund is managed separately and has its own investment objective, strategies and policies. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment for the Investor Shares is $1,000 per Fund, or $250 to open an IRA. The minimum initial investment for the Institutional Shares is $1,000,000 per Fund. This SAI is not the prospectus: it contains information additional to that available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus

This SAI should be read in connection with the current Prospectus dated May 1, 2004. The Prospectus is available without charge by calling, 1-800-89-ASK-US (1-800-892-7587).

Terms used in the Prospectus are incorporated by reference in this SAI. The Annual Report is also incorporated by reference in this SAI, and it is delivered to you with the SAI. We have not authorized any person to give you any other information.

Contents	Page
Investment Goals and Policies	3
Investment Restrictions	16
Management of the Company	19
Purchase and Redemption of Shares	37
Brokerage Allocation	39
Determination of Net Asset Value	40
Performance Information	41
Taxes
Other Information	45
Proxy Voting Procedures	50
Disclosure Regarding S&P Trademark	69
Financial Statements	73
Appendix A: Description of Corporate Bond Ratings	71
Appendix B: Description of Fixed-Income Instruments	73

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Investment Goals and Policies

The investment goals stated in the Prospectus for each Fund are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Fund. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors of the Company (“Board”) without your approval. If any investment goals of a Fund change, you should decide if the Fund still meets your financial needs.

The achievement of each Fund’s investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment goal of any of the Funds will be achieved.

Transamerica Premier Index Fund (the “Premier Index Fund”) invests all of its investable assets in the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds, which has an investment objective identical to the Premier Index Fund. In reviewing the investment objective and policies of the Premier Index Fund you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Premier Index Fund and that, so long as the Premier Index Fund has invested its assets in the Portfolio, the descriptions below of the Premier Index Fund’s investment strategies, policies and limitations should be read as applicable to the Portfolio.

Buying and Selling Securities

In general, the Funds purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Fund’s investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains.

Portfolio turnover has not been and will not be a consideration in the investment process. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains. Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans).

For the calendar year 2003, the portfolio turnover rate for each Fund was: 59% for the Transamerica Premier Focus Fund; 29% for the Transamerica Premier Growth Opportunities Fund; 38% for the Transamerica Premier Equity Fund; 24% for the Transamerica Premier Core Equity Fund; 39% for the Transamerica Premier Balanced Fund; 171% for the Transamerica Premier High Yield Bond Fund; and 179% for the Transamerica Premier Bond Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is zero for regulatory purposes. A portfolio turnover rate is not calculated for Transamerica Premier Index, the portfolio turnover rate for the portfolio was 12%. A 100% annual turnover rate would occur if all of a Fund’s securities were replaced one time during a one-year period.

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High Yield (‘Junk’) Bonds

The Transamerica Premier High Yield Bond Fund purchases high yield bonds (commonly called ‘junk’ bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Funds, except the Transamerica Premier Index and Transamerica Premier Cash Reserve Funds, may purchase these securities to a limited extent. The Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers’ unique financial situations, and the bonds’ coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Fund’s net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objectives.

At times, a substantial portion of a Fund’s assets may be invested in securities of which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on the securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

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The Funds may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities

The Funds may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Fund’s net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans. These investments may be difficult to sell quickly for their fair market value.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The Securities and Exchange Commission (“SEC”) staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are not readily marketable and are therefore illiquid. A considerable amount of time may elapse between a Fund’s decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund’s shares) could decline.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Fund’s investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Derivatives

Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions (derivatives). The Funds may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

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By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Fund’s exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund’s overall investment risk. Although it will not generally be a significant part of a Fund’s strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities’ prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to no more than 20% of each Fund’s assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser’s use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes

The Funds may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Fund would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund’s purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

In addition, a Fund may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

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A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions

There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on

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that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts

The Funds may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500®.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund’s futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

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Hedging Strategies. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund’s securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund’s securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities. When hedging of this character is successful, any depreciation in the value of the Fund’s securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a long position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund’s futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is

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closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures, for the purpose of increasing total return, will not exceed 5% of the Fund’s net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Fund intends to protect, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions

The Funds may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund’s exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net

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basis, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund’s custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts.”

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See “Restricted and Illiquid Securities.”

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Fund will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (“1940 Act”) and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities

The Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts (“ADR”s) that are selected by the Standard & Poor’s Corporation to be included in the S&P 500® Index. The Fund may invest in foreign securities. Foreign securities, other than ADRs, will be held in custody by an approved selected sub-custodian, who will handle transactions with Euro-clear, the securities clearance and depository facilities operated by Morgan Guaranty Trust Company of New York in Brussels, Belgium.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

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Short Sales

The Funds may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Fund making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Purchase of When-Issued Securities

The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of the Fund’s net assets would be so invested. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds’ risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such security it will be required to segregate assets. See “Segregated Accounts.”

Segregated Accounts

In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, such Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Lending of Securities

Subject to investment restriction number 2 titled “Lending” (relating to loans of securities), as a means to earn additional income a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the National Association of Securities Dealers (“NASD”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed

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one-third of the Fund’s net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). A Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Fund lending securities will incur credit risks as with any extension of credit. The Fund risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund’s securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness

From time to time, the Funds may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Transamerica Premier Core Equity Fund is more likely to invest in such securities than the other Funds. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.

The Funds normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Funds

The Funds may borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Fund may borrow up to one-third of the Fund’s total assets. To secure borrowings, each Fund may mortgage or pledge securities in an amount up to one-third of the Fund’s net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund’s total assets.

Variable Rate, Floating Rate, or Variable Amount Securities

The Funds may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

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Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest. A Fund will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Fund’s net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage

The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse

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repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Fund’s shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund’s obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund’s net assets.

The use of reverse repurchase agreements is included in the Fund’s borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations

The Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. The equity Funds may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks

Except for the Premier Cash Reserve Fund, the Funds may invest in small capitalization stocks. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market

The Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

Mortgage-Backed and Asset-Backed Securities

The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (“GNMA”s) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to

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invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds

The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies

Up to 10% of each Fund’s (except the Premier Index Fund) total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Fund (except the Premier Index Fund) may purchase more than 3% of the outstanding shares of any one investment company. The Premier Index Fund may, to the extent permitted under the Investment Company Act of 1940, as amended, and exemptive rules and orders thereunder, invest in shares of other investment companies with investment policies and objectives which are substantially similar to the Fund’s (which might result in duplication of certain fees and expenses).

Special Situations

The Funds may invest in “special situations” from time to time. A special situation arises when, in the opinion of the Investment Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.

Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a diversified company within the meaning of the 1940 Act, except the Transamerica Premier Focus Fund, which will operate as a non-diversified fund. The non-diversified Fund reserves the right to become diversified by limiting its investments in which more than 5% of the Fund’s total assets are invested. Investment restrictions 11 through 14 may be changed by a vote of the Board of Directors of the Company at any time.

1. Borrowing

Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund’s total assets, the Fund will not make any additional investments.

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2. Lending

No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund’s assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. 5% Fund Rule

Except for the Transamerica Premier Focus Fund, no Fund may purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund’s total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Focus Fund, no more than 25% of the Fund’s total assets may be invested in the securities of a single issuer (other than cash items and government securities); and, with respect to 50% of the Fund’s total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund’s total assets, but not more than 25% of the Fund’s total assets, in the securities of one issuer for a period not to exceed three business days.

4. 10% Issuer Rule

No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund’s investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act.

5. 25% Industry Rule

No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers’ acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

6. Underwriting

No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

7. Real Estate

No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer’s obligations, in the event of a default by that issuer.

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8. Short Sales

No Fund may make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. Margin Purchases

No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10. Commodities

No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11. Securities of Other Investment Companies

No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund’s total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund’s total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

As a non-fundamental policy, the Premier Index Fund may, notwithstanding any other investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations the Premier Index Fund (which might result in duplication of certain fees and expenses).

12. Invest for Control

No Fund may invest in companies for the purposes of exercising control or management.

13. Warrants

The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

14. Restricted and Illiquid Securities

No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund’s investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient

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oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

Management of the Company

Transamerica Investors, Inc.

Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. All series, except the Transamerica Premier Focus Fund (formerly Premier Aggressive Growth Fund), are diversified investment companies. Each series has three classes of shares, Investor Shares, Institutional Shares and A Shares. This SAI describes the Investor Class and Institutional Class of shares only. For more information about the A Shares, available through brokers, call 800-892-7587. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

Except for the differences noted, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the investments of the Fund. Each class has certain expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares of the Company, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by the shareholders of that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Directors and Officers

Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

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Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term f Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director
Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 62	President and Chairman of the Board	Indefinite** President 1999 – present; Chairman since 2003	9	President and Chief Investment Officer, Transamerica Investment Management, LLC, 2000 – present; President and Chief Investment Officer, Transamerica Investment Services, 1967 – present	N/A

Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 54	Director	Indefinite** 1995 – present	9	Dean of Robinson College of Business, Georgia State University, 1997 – present.	The ServiceMaster Company (1994 – present) Total System Services, Inc. (2000 – present)

Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 70	Director	Indefinite** 1995 – present	9	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage), 1994 – present.	N/A

Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 Age 68	Director	Indefinite** 1995 – present	9	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present) Electronic Clearing House, Inc. (2002 – present)

Sandra N. Bane 303 Palmetto Drive Pasadena, CA 91105 Age: 51	Director	Indefinite** 2003-present	9	Retired CPQ (1999-present); Audit KPMG (1975-1999)	Big 5 Sporting Goods (2002-present)

Brian C. Scott 570 Carillon Parkway St. Petersburg, FL 33716 Age 60	Chief Executive Officer	Indefinite** 2003-present	9	Director, President and Chief Executive Officer, ATFA, ATFS, ATSF, ATIS, IDEX Mutual Funds & Transamerica Income Shares, Inc. (2001-present). President and CEO, Endeavor Management Co. (2001-2002)	AEGON/Transamerica Series Fund, Inc. (2003-present). IDEX Mutual Fund (2003-present). Transamerica Investment Management, LLC (2002-present). Transamerica Index Funds, Inc. (2002-present)

John K. Carter 570 Carillon Parkway St. Petersburg, FL 33716 Age: 42	Vice President and Secretary	2003-present	9	Director, Senior Vice President, General Counsel, Secretary and Compliance Officer, ATFA, ATIS and ATFS (2000-present); Senior Vice President, General Counsel and Secretary, ATSF, IDEX Mutual Funds & TIS (1999-present); Vice President, Counsel and Assistant Secretary, Transamerica Occidental Life Insurance Company (2001 – present); Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2000-present); Vice President, Senior Counsel and Assistant Secretary, Transamerica Financial Life Insurance Company (2002-present).	N/A

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Kim D. Day 570 Carillon Parkway St. Petersburg, FL 33716 Age 48	Vice President and Treasurer	Indefinite** 2003-present	9	Sr. Vice President ATFA (2004-present). Principal Financial Officer ATSF and IDEX Mutual Funds (2003-present). Vice President, Treasurer and Principal Financial Officer, ATSF and TIS. Vice President & Treasurer, ATFS, ATFA and ATIS. Assistant Vice President, WRL.	N/A

**Directors serve an indefinite term until his/her successor is elected.

The directors are responsible for major decisions relating to the Funds’ objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Gary U. Rollé.

No officer, director or employee of Transamerica Investment Management LLC, or any of its affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an interested person of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company’s Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Name of Person, Position	Aggregate Compensation from Transamerica Premier Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Directors from Transamerica Premier Funds
Sidney E. Harris	$16,000	—	$16,000
Charles C. Reed	$16,000	—	$16,000
Carl R. Terzian	$16,000	—	$16,000
Sandra N. Bane	$12,500	—	$12,500

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Directors in Family of Investment Companies
Sidney E. Harris	Over $100,000	Over $100,000
Charles C. Reed	—	—
Carl R. Terzian	—	—
Sandra N. Bane	—	—

The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the equity Funds. As of April 12, 2004, the following shareholders owned 25% or more of the Investor Class shares of the indicated Funds:

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Shareholder	Transamerica Premier Fund	Percent Owned
Investor Class

ARC Reinsurance Corporation AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Premier Bond Fund	69.81%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase NY 10577-2139	Premier Balanced Fund	40.11%

Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Premier Focus Fund	25.41%

Charles Schwab & Co Inc, Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Premier High Yield Bond Fund	35.07%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Core Equity Fund	40.09%
Institutional Class:

Transamerica Life Ins & Annuity Co Transamerica High Yield BD Separate Acct 1150 S Olive St T-4, Los Angeles, CA 90015-2211	Premier High Yield Bond Fund	100.00%

In addition, as of April 12, 2004, the following shareholders owned 5% or more of the Investor Class of the Funds:

Investor Class:

ARC Reinsurance Corporation AEGON Management 51 JFK Parkway, Short Hills NJ 07078	Premier Focus Fund	12.61%

National Financial Services 200 Liberty St., 5th Fl 1 World Financial Ctr., New York NY 10281-1003	Premier Focus Fund	9.48%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Focus Fund	7.64%%

Charles Schwab & Co Inc 101 Montgomery St., San Francisco CA 94014-4122	Premier Balanced Fund	21.08%

Transamerica Occidental Life Ins Corp 1150 S Olive Street, Los Angeles CA 90015-2211	Premier Balanced Fund	7.01%

BARB & Co c/o AMCORE Investment Group NA PO Box 4599, Rockford IL 61110-4599	Premier Balanced Fund	5.02%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd., Purchase NY 10577-2139	Premier Bond Fund	8.31%%

Charles Schwab & Co Inc, Mutual Fund Dept 101 Montgomery St, San Francisco, CA 94104-4122	Premier Equity Fund	23.34%

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Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Premier Equity Fund	12.72%

Scudder Trust Co TTEE FBO Mohawk Carpet Co Retirement Saving Plan II P.O. Box 1757, Salem, NY 03079-1143	Premier Equity Fund	9.64%

National Financial Services 200 Liberty St, 5th Fl 1 World Financial Ctr, New York, NY 10281-1003	Premier High Yield Bond Fund	9.45%

ARC Reinsurance Corporation, Corp Acct AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Premier Index Fund	14.06%

Transamerica Occidental Life Ins, Corp Account 1150 S Olive Street, T-27, Los Angeles, CA 90015-2211	Premier Index Fund	12.21%

Investors Bank & Trust Company as TTEE Cust For Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Premier Index Fund	10.31%

Charles Schwab & Co Inc, Mutual Funds Dept101 Montgomery St., San Francisco CA 94014-4122	Premier Growth Opportunitie Funds	23.49%

Investors Bank and Trust Company as TTEE Cust For Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Premier Growth Opportunities Fund	17.40%

ARC Reinsurance Corp, AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Premier Growth Opportunities Fund	13.39%

National Financial Services 200 Liberty St, 5th Fl, 1 World Financial Ctr New York, NY 10281-1003	Premier Growth Opportunities Fund	10.32%

ARC Reinsurance Corp, AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Premier Core Equity Fund	16.67%

Kansas Post-Secondary Education Savings Plan – 695 Moderage Agg PO Box 419200, Kansas City MO 64141-6200	Premier Core Equity Fund	7.98%

Charles Schwab & Co Inc, Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Premier Core Equity Fund	7.55%

Kansas Post-Secondary Education Savings Plan – 695 Aggressive PO Box 419200, Kansas City MO 64141-6200	Premier Core Equity Fund	7.20%

Institutional

As of April 12, 2004, Transamerica Life Insurance and Annuity Company, 1150 S. Olive Street, Los Angeles, CA 90015 owned 100% of the Institutional Class shares of the Premier High Yield Bond Fund.

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As of April 12, 2004, ARC Reinsurance Corporation, 51 JFK Parkway, Short Hills, NJ 07078 owned 68.10% of the outstanding shares of the Bond Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the shareholders of that Fund.

Charles Schwab & Co., Inc., Investors Bank & Trust Co. and National Financial Services hold these shares as nominees for the beneficial owners of such shares (none of whom individually own more than 25% of any of the Funds’ outstanding shares). With respect to such shares, these companies have no investment discretion and only limited discretionary voting power as nominee holders.

In addition, as of March 1, 2004, the following shareholders owned 5% or more of the Investor Class shares of the indicated equity Funds:

Shareholder	Transamerica Premier Fund	Percent Owned
INVESTOR CLASS

Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Focus Fund	24.57%

ARC Reinsurance Corporation AEGON Management, 51 JFK Parkway, Short Hills, NJ 07078	Focus Fund	12.75%

National Financial Services 200 Liberty St 5th Fl 1 World Financial Ctr, New York, NY 10281-1003	Focus Fund	9.75%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Focus Fund	7.39%

Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Equity Fund	23.41%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Equity Fund	12.58%

Scudder Trust Co TTEE FBO Mohawk Carpet Co Retirement Savings Plan II PO Box 1757, Salem, NH 03079-1143	Equity Fund	9.15%

National Financial Services 200 Liberty St 5th Fl, 1 World Financial Ctr, New York, NY 10048-0202	Equity Fund	5.84%

ARC Reinsurance Corporation AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Index Fund	14.48%

Transamerica Occidental Life Ins Corp Acct 1149 S Broadway St Ste B-527 Los Angeles, CA 90015-2263	Index Fund	12.58%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Index Fund	10.38%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Core Equity Fund	49.97%

ARC Reinsurance Corporation, AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Core Equity Fund	21.67%

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Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Core Equity Fund	9.79%

Investors Bank & Trust Co as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Balanced Fund	38.74%

Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Balanced Fund	21.23%

Transamerica Occidental Life Ins Corp Acct 1150 S Olive St,T-27 Los Angeles, CA 90015-2263	Balanced Fund	7.01%

National Financial Services 200 Liberty St 5th Fl 1 World Trade Ctr, New York, NY 10048-0202	Balanced Fund	5.83%

ARC Reinsurance Corporation, AEGON Management 51 JFK Parkway, Short Hills, NJ 07078	Bond Fund	68.10%

Investors Bank & Trust as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Bond Fund	9.04%

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Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	High Yield Bond Fund	25.67%

Charles Schwab & Co Inc Mutual Funds Dept 101 Montgomery St, San Francisco, CA 94104-4122	Growth Opportunities Fund	22.27%

Investors Bank & Trust as TTEE Cust for Various Retirement Plans 4 Manhattanville Rd, Purchase, NY 10577-2139	Growth Opportunities Fund	17.88

ARC Reinsurance Corporation, AEGON Management 51 JFK Parkway, Short Hills, NY 07078	Growth Opportunities Fund	13.92%

National Financial Services 200 Liberty Street, 5th FL, 1 World Financial Ctr New York, NY 10281-1003	Growth Opportunities Fund	9.02%

INSTITUTIONAL SHARES

Transamerica Life Ins & Annuity Co. 1150 S Olive Street, T4, Los Angeles, CA 90015-2211	High Yield Bond Fund	100.00%

Charles Schwab & Company, Inc., National Financial Services and Investors Bank & Trust Co. hold these shares as nominees for the beneficial owners of such shares (none of whom individually own more than 5% of any of the Funds’ outstanding shares). With respect to such shares, these companies have no investment discretion and only limited discretionary voting power as nominee holders.

Trustees and Officers of the State Street Master Funds

The Trustees of the State Street Master Funds (the “Master Trust”) are responsible for generally overseeing the Master Trust’s business. The following table provides biographical information with respect to each Trustee and officer of the Master Trust. As of March 19, 2004, none of the Trustees was considered an “interested person” of the Master Trust, as defined in the 1940 Act.

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Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 59	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 67	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit) (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

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Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Rina K. Spence 7 Acacia Street Cambridge, MA 02138 Age: 55	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 63	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Institutional Investment Trust

Officers:
Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 38	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 – present); Vice President of State Street Bank and Trust Company (1993 to 2002).	—	—

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 37	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999 – present); Audit Senior Manager, Ernst & Young LLP (1998-1999).	—	—

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Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 46	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank and Trust Company (2000 – present); Counsel of First Data Investor Services Group, Inc., (1994 – 2000).	—	—

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The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and the Trust’s interestholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing.

The Audit Committee is composed of all the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent

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accountant’s independence. During the fiscal year ended December 31, 2003, the Audit Committee held two meetings.

The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by interestholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2003, the Nominating Committee did not meet.

The Pricing Committee is composed of each Independent Trustee. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available. The Pricing Committee meets as is required. During the fiscal year ended December 31, 2003, the Pricing Committee did not meet.

Trustee Ownership of Securities of the Trust or Adviser

As of December 31, 2003 none of the Independent Trustees had any ownership of securities of the Adviser or any person directly or indirectly controlling, controlled by, or under common control with the Adviser.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2003.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None

Trustee Compensation

Pursuant to certain agreements with State Street and its affiliates, each Trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street and its affiliates.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2003.

Name and Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust & Fund Complex Paid to Trustees
William L. Boyan, Trustee	$30,000	$0	$0	$30,000
Michael F. Holland, Trustee	$30,000	$0	$0	$30,000
Rina K. Spence, Trustee	$30,000	$0	$0	$30,000
Douglas T. Williams, Trustee	$30,000	$0	$0	$30,000

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The Trust and the Adviser have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, or State Street.

Proxy Voting Procedures

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser’s general management of the Portfolios, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B.

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Investment Adviser

The Funds’ Investment Adviser is Transamerica Investment Management, LLC, ( the “Adviser” or ‘TIM”), at 1150 South Olive Street, Los Angeles, California 90015. TIM is controlled by Transamerica Investment Services, Inc. (“TIS”), at the same address. TIS was adviser until January 1, 2000. Prior to May 1, 2003, TIS served as sub-adviser to the Funds, providing certain investment research and other services under an agreement with the Fund and the Adviser. Effective April 30, 2003, TIS resigned its position as sub-adviser.

The Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Adviser, Administrator, or the Distributor. Although it is the Company’s policy to seek the best price and execution for each transaction, the Adviser may give consideration to brokers and dealers who provide the Funds with statistical information and other services in addition to transaction services. See “Brokerage Allocation” below.

As of November 1, 2002, the Premier Index Fund invests substantially all of its assets in a corresponding portfolio of the Master Trust that has the same investment objective as and investment policies that are substantially similar to those of the Fund. As long as the Premier Index Fund remains completely invested in the Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. The Premier Index Fund may withdraw its investment from the Portfolio at any time if the Company’s Board of Directors determines that it is in the best interests of the Fund and its shareholders to do so. In the event that the Premier Index Fund withdraws its investment from the Master Trust or any other investment company, the Adviser TIM will serve as investment adviser for the Premier Index Fund and shall receive the advisory fee described in the table below. For its services to the other Funds, the Adviser receives an advisory fee. The following fees are based on an annual percentage of the average daily net assets of each Fund. They are accrued daily, and paid monthly.

Transamerica Premier Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Focus Fund	0.85%	0.82%	0.80%
Equity Fund	0.85%	0.82%	0.80%
Index Fund	0.30%	0.30%	0.30%
Growth Opportunities Fund	0.85%	0.82%	0.80%
Core Equity Fund	0.75%	0.72%	0.70%
Balanced Fund	0.75%	0.72%	0.70%
Bond Fund	0.60%	0.57%	0.55%
High Yield Bond Fund	0.55%	0.52%	0.50%
Cash Reserve Fund	0.35%	0.35%	0.35%

Following are the amounts of advisory fees earned1, amounts waived, and net amounts received for each Fund over the last three fiscal years. Certain fees were waived by the Adviser.

Transamerica Premier Fund Fiscal Year	Advisory fee Earned	Advisory fee Waived[2]	Advisory fee Net Received
Focus Fund

2001	$1,104,967	$0	$1,104,967
2002	$722,081	$0	$722,081
2003	$719,704	$0	$719,704

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Equity Fund

2001	$1,555,584	$0	$1,555,584
2002	$1,061,642	$0	$1,061,642
2003	$1,263,585	$0	$1,263,585

Index Fund

2001	$137,882	$137,882	$0
2002	$119,7823	$119,782	$0
2003	$0	$25,775	$(25,775)

Growth Opportunities Fund

2001	$1,238,726	$0	$1,238,726
2002	$916,872	$0	$916,872
2003	$783,655	$0	$783,655

Core Equity Fund

2001	$95,767	$0	$95,767
2002	$87,330	$0	$87,330
2003	$122,863	$17,306	$105,557

Balanced Fund

2001	$1,007,234	$0	$1,007,234
2002	$1,052,335	$0	$1,052,335
2003	$1,210,152	$0	$1,210,152

Bond Fund

2001	$133,228	$0	$133,228
2002	$157,326	$0	$157,326
2003	$165,997	$0	$165,997

High Yield Bond Fund

2001	$526,042	$4,754	$521,288
2002	$579,573	$58,399	$521,174
2003	$670,449	$45,001	$625,448

Cash Reserve Fund

2001	$263,228	$180,649	$82,579
2002	$456,496	$283,171	$173,325
2003	$164,379	$131,635	$32,744

[1]	Presentation is on a Fund level, not a class level Class level breakdown is not required by N1-A rules.
[2]	Assumes order of reimbursement/waiver is for class-specific expenses first, then wavier of advisory fees.

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[3]	For the period of January 1, 2002 through November 11, 2002 (“Conversion Date”). After the conversion, the Fund stopped accruing an Advisory Fee.

The Investment Adviser is owned by Transamerica Investment Services, Inc., which is a wholly-owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is owned by AEGON N.V., one of the world’s largest financial services and insurance groups.

SSgA Funds Management, Inc. (“SSgA”) is responsible for the investment management of the Index Portfolio pursuant to an Investment Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”), by and between the Adviser and the Master Trust. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2002, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets.

Administrator

The Funds’ Administrator is AEGON/Transamerica Fund Services, Inc. (“ATFS”) (“Administrator”), 570 Carillon Parkway, St. Petersburg, FL 33716. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds’ books and records; (2) arrange periodic updating of the Funds’ prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold. The Administrator has contracted with Investors Bank & Trust Company to perform certain administrative functions.

Each Fund pays all of its expenses not assumed by the Investment Adviser/ Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12(b)-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Investment Adviser/Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund’s return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent

,Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as custodian to the Funds. Under its custodian contract with the Company, IBT is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, IBT receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Transfer Agency Agreement, AEGON/Transamerica Investors Services, Inc. (“ATIS”), 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the Funds’ transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

Distributor

AFSG Securities Corporation (“AFSG”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494, serves as the principal underwriter of shares of the Funds, which are continuously distributed. AFSG is a wholly owned subsidiary of Commonwealth General Corporation of Kentucky, which is a wholly owned subsidiary of AEGON U.S. Corporation. AFSG is registered with the Securities and Exchange Commission as a

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broker-dealer, and is a member of the National Association of Securities Dealers, Inc. AFSG may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with AFSG.

Distribution of Shares of the Funds

The 12(b)-1 plan of distribution and related distribution contracts require the Investor Class of each Fund to pay distribution and service fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. If AFSG’s expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If AFSG’s expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to AFSG until the distribution contracts are terminated or not renewed. In that event, AFSG’s expenses over and above any fees through the termination date will be AFSG’s sole responsibility and not the obligation of the Company. The Board will review the distribution plan, contracts and AFSG’s expenses.

The 12(b)-1 fee covers such activities as preparation, printing and mailing of the Prospectus and Statement of Additional Information for prospective customers, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

During 2003 AFSG received $1,456,344 in 12(b)-1 fees, of which approximately $420,034 was spent on telemarketing and prospectus distribution, approximately $229,223 was spent on advertising and sales promotion, and approximately $741,223 was paid as compensation to broker-dealers for distribution and services.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.

Purchase and Redemption of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus.

IRA Accounts

You can establish an Individual Retirement Account (“IRA”), either Regular or Roth IRA, or a Simplified Employee Pension (SEP) with your employer, or a Coverdell ESA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on who qualifies for which type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Funds to avoid a 20% federal withholding tax.

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value, by Social Security Number, is more than $50,000.

Uniform Gifts to Minors

A Uniform Gifts/Transfers to Minors Act (“UGMA/UTMA”) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child’s Social Security number must be used. Generally, the person

36

selected as custodian is one of the parents or grandparents, but may be some other adult relative or friend. By shifting assets to a custodial account, you may benefit if the child’s tax rate is lower.

Investor Share Redemptions in Excess of $250,000

If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Fund in a 90-day period, we reserve the right to pay you in securities in lieu of cash.

The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund. They may be securities that the Fund regards as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under “Determination of Net Asset Value” later in this document. Such valuation will be made as of the same time the redemption price is determined.

This right is designed to give the Funds the option to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder’s proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash, the market risk is imposed on the redeeming shareholder. The redeeming shareholder (not the Fund) bears the brokerage cost of selling the securities.

Exchange Privilege

Except as otherwise set forth in this section, by calling Transamerica Premier Funds, investors may exchange shares between accounts with identical registrations. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Transamerica Premier Funds by telephone to exercise exchanges.

Transamerica Premier Funds also makes exchanges promptly after receiving instructions in good order. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Funds will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Prospectuses of the other Funds are available from Transamerica Premier Funds or investment dealers having sales contracts with AFSG. The prospectus of each Fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Funds.

Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund’s investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser’s policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the

37

adequacy of a firm’s capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund’s securities and advice as to the valuation of securities. The research services provided by brokers through which the Funds effect securities transactions can be used by the Investment Adviser in servicing all of its accounts and not all of these services may be used by the Adviser in connection with the Funds. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund’s securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser’s judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser’s opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds’ securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Subject to the foregoing, in certain circumstances, in selecting brokerage firms to effect the execution of trades for a Fund, the Investment Adviser may also consider the ability for a broker/dealer to provide client referrals and to provide rebates of commissions by a broker to a Fund, or other account managed by the Investment Adviser, or to a third party service provider of a Fund, or other account managed by the Investment Adviser or to pay a Fund or other account expense. In recognition of the value of the foregoing factors, and in the possible research or other services provided, the Investment Adviser may place Fund transactions with a broker or dealer with whom it has negotiated commission that is in excess of commission another broker/dealer would have charged for effecting that transaction if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research and/or other service provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Investment Adviser.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser’s own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

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Over the last three fiscal years, all classes of the Funds have paid the following brokerage commissions:

Transamerica Premier Fund	2003	2002	2001
Focus Fund	$253,169	$172,276	$192,062
Equity Fund	$194,915	$164,701	$202,704
Index Fund	—	$8,405	$9,827
Growth Opportunities Fund	$139,715	$218,133	$190,653
Core Equity Fund	$26,112	$30,946	$18,483
Balanced Fund	$92,994	$105,002	$164,753
Bond Fund	—	$2,000	$0
High Yield Bond Fund	—	$6,011	$4,042
Total	$706,905	$707,474	$782,524

Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund’s outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time). Each Fund will compute its net asset value once daily at the close of such trading on each day that the Exchange is open for business (as described in the Prospectus).

In the event that the Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows:

a)	Equity securities and other similar investments (Equities) listed on any U.S. or foreign stock exchange are valued at the last sale price on that exchange. The National Association of Securities Dealers Automated Quotation System (NASDAQ) . If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price.

b)	Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.

c)	Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board.

d)	Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded.

e)	Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.

f)	Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.

g)	All other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board.

h)	Debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (eastern time) Reuters spot rate. If such quotations are not

39

available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund’s net asset value might still decline.

Performance Information

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

The Transamerica Premier Equity, Transamerica Premier Index, Transamerica Premier Balanced, Transamerica Premier Bond, and Transamerica Premier Cash Reserve Funds have the same investment adviser and the investment goals and policies, and their strategies are substantially similar in all material respects as the separate accounts which preceded such Funds and were operated in the same manner as such Funds. The Transamerica High Yield Bond separate account transferred (converted) all its assets to the Transamerica Premier High Yield Bond Fund in exchange for shares in the Fund. The separate accounts are not registered with the SEC, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code or regulated as investment companies under the securities laws, their performance may have been adversely affected at times. The separate account performance figures are not the Funds’ own performance and should not be considered a substitute for the Funds’ own performance. Separate account performance should not be considered indicative of any past or future performance of the Funds.

Average Annual Total Return for Non-Money Market Funds

The Company may publish total return performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund’s performance had been constant over the

40

entire period. Each Fund’s total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV

Where:
P	=	a hypothetical initial payment of $1,000

T	=	an average annual total return

N	=	the number years

ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Average Annual Total Returns (as of 12/31/01)

	1 year	5 years	10 years	Since Inception	Inception Date
Transamerica Premier Focus Fund	39.54%	(0.87)%	—	12.46%	6/30/97
Transamerica Premier Growth Opportunities Fund	33.88	4.07	—	16.82	6/30/97
Transamerica Premier Equity Fund	30.70	(1.34)	—	10.85	10/2/95
Transamerica Premier Index Fund	28.33	(0.75)	—	9.62	10/2/95
Transamerica Premier Core Equity Fund	25.93	1.91	—	2.73	3/31/98
Transamerica Premier Balanced Fund	23.20	5.98	—	13.10	10/2/95
Transamerica Premier High Yield Bond Fund	18.76	4.54	7.21	4.23	9/1/90
Transamerica Premier Bond Fund	5.87	3.72	—	5.32	10/2/95
Transamerica Premier Cash Reserve Fund	0.92	3.59	—	4.31	10/2/95

From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) – 1

Where:
CTR	=	The cumulative total return net of Portfolio recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

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Money Market Fund Yields

From time to time, the Transamerica Premier Cash Reserve Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Yields for Transamerica Premier Cash Reserve Fund

Investor Class

7-day Current Yield as of 12/31/ 03 = 0.84%

7-day Effective Yield as of 12/31/ 03 = 0.84%

30-Day Yield for Non-Money Market Funds

Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 – 1]

Where:

a	=	dividends and interest earned during the period
b	=	the expenses accrued for the period (net of reimbursements)
c	=	the average daily number of shares outstanding during the period
d	=	the maximum offering price per share on the last day of the period

Published Performance

From time to time the Company may publish, or provide telephonically, an indication of the Funds’ past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger

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Investment Companies Service, iMoneyNet Fund Report, Barron’s, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter’s Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:

•	the Lipper, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);

•	the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);

•	the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services);

•	Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);

•	the NASDAQ OTC Composite Prime Return;

•	the Russell Midcap Index;

•	the Russell 2000 Index;

•	the Russell 2500 Growth Index

•	the ValueLine Composite;

•	the Wilshire 5000 Index;

•	the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);

•	the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds);

•	the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds);

•	the J.P. Morgan Global Government Bond Index;

•	iMoneyNet Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds);

•	historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;

•	the FT-Actuaries Europe and Pacific Index;

•	mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data Service, the Investment Company Institute, the Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and

•	financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund’s performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser’s views as to markets, the rationale for a Fund’s investments, and discussions of the Fund’s current asset allocation.

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From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund’s shares will fluctuate and an investor’s shares may be worth more or less than their original cost upon redemption.

Taxes

Each fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). (See, however, the discussion of TA IDEX Federated Tax Exempt, below.) If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund’s available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

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•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•	Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%

Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of a fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

Each fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain on disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not exigible for the reduced rate of tax on “qualifying dividends.”

In addition, another election may be available that would involve marking to market a fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund’s intention to qualify annually as a regulated investment company may limit a fund’s ability to make an election with respect to PFIC stock.

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Options, Futures and Forward Contracts and Swap Agreements.—Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a fund as a regulated investment company might be affected.

The requirements applicable to a fund’s qualification as a regulated investment company may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount—If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the fund, at a constant yield to maturity which takes into account the

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semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount.—Certain debt securities acquired by the funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales.—These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation.—Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to the fund’s shareholders. So long as a fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such fund’s assets at the close of the taxable year consists of securities of foreign corporations, the fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency Transactions.—Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

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A fund may be required to withhold U.S. federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a.	fail to provide the fund with their correct taxpayer identification number,

b.	fail to make required certifications or,

c.	have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Other Information

Legal Matters

An opinion of counsel as to the legality of the shares of the Funds has been given by John K. Carter, Esq., Vice President of Transamerica Investment Management, LLC.

Independent Auditors

Ernst & Young LLP, 725 S. Figueroa Street, Los Angeles, California 90017, serves as independent auditors for the Funds, and in that capacity examines the annual financial statements of the Company.

Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Proxy Voting Procedures

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual as adopted by the Fund.

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as a voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board.

However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

•	Are inside directors or affiliated outside directors and the full board is less than majority independent

•	Sit on more than six boards

•	Are members of a compensation committee that has allowed a pay-for-performance disconnect as described in Section 8 (Executive and Director Compensation).

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to WITHHOLD votes.

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

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Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to actions, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

•	Two-thirds independent board

•	All-independent key committees

•	Established governance guidelines

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

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3. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry

•	Management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:

In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

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•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

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•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages
•	Planned use of the sale proceeds
•	Valuation of spinoff
•	Fairness opinion
•	Benefits to the parent company
•	Conflicts of interest
•	Managerial incentives
•	Corporate governance changes
•	Changes in the capital structure.

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Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

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Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

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8. Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company- specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares

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Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

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Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. Social and Environmental Issues

Consumer Issues and Public Safety

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

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Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs

•	Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:

•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees

•	The company’s existing healthcare policies, including benefits and healthcare access for local workers

•	Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:

•	The company’s actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations

•	The company’s initiatives in this regard compared to those of peer companies

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

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•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Environment and Energy

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES

•	Costs of membership and implementation.

Environmental-Economic Risk Report

Vote CASE-BY-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:

•	Approximate costs of complying with current or proposed environmental laws

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•	Steps company is taking to reduce greenhouse gasses or other environmental pollutants
•	Measurements of the company’s emissions levels
•	Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or
•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are recycling
•	The timetable prescribed by the proposal
•	The costs and methods of implementation
•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are switching from fossil fuels to cleaner sources
•	The timetable and specific action prescribed by the proposal
•	The costs of implementation
•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

Sustainability Report

Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:

•	A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
•	A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:

•	The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
•	The company has publicly committed to using the GRI format by a specific date

General Corporate Issues

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

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•	The degree that social performance is already included in the company’s pay structure and disclosed
•	The degree that social performance is used by peer companies in setting pay
•	Violations or complaints filed against the company relating to the particular social performance measure
•	Artificial limits sought by the proposal, such as freezing or capping executive pay
•	Independence of the compensation committee
•	Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor Standards and Human Rights

China Principles

Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and
•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country
•	The company’s workplace code of conduct
•	Proprietary and confidential information involved
•	Company compliance with U.S. regulations on investing in the country
•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
•	Agreements with foreign suppliers to meet certain workplace standards
•	Whether company and vendor facilities are monitored and how
•	Company participation in fair labor organizations
•	Type of business
•	Proportion of business conducted overseas

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•	Countries of operation with known human rights abuses
•	Whether the company has been recently involved in significant labor and human rights controversies or violations
•	Peer company standards and practices
•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations
•	The company has no recent human rights controversies or violations, or
•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989
•	Company antidiscrimination policies that already exceed the legal requirements
•	The cost and feasibility of adopting all nine principles
•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
•	The potential for charges of reverse discrimination
•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
•	The level of the company’s investment in Northern Ireland
•	The number of company employees in Northern Ireland
•	The degree that industry peers have adopted the MacBride Principles
•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Military Business

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components
•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs
•	Whether the company currently or in the past has manufactured cluster bombs or their components
•	The percentage of revenue derived from cluster bomb manufacturing
•	Whether the company’s peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in Nations Sponsoring Terrorism (Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran, taking into account current disclosure on:

•	The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

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•	Compliance with U.S. sanctions and laws

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or
•	The disclosures sought could compromise proprietary information.

Workplace Diversity

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or
•	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity
•	Comparison with peer companies
•	Established process for improving board diversity
•	Existence of independent nominating committee
•	Use of outside search firm
•	History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs
•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive
•	The company has well-documented programs addressing diversity initiatives and leadership development
•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

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State Street Master Funds

State Street Institutional Investment Trust

Proxy Voting Policy and Procedures

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

Policy

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight. The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

Procedures

The following are the procedures adopted by the Board for the administration of this policy:

Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest[1], the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect

[1]	As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

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to the voting of the proxy.

Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. Annual Filing

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.2

Disclosures

The Trusts shall include in its registration statement:

A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

The Trusts shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

[2]	The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

66

Review of Policy.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Bond Ratings

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects are also considered.

Because of the greater number of considerations involved in investing in lower-rated securities, the achievement of the Transamerica Premier High Yield Bond Fund’s objectives depends more on the analytical abilities of the investment team than is the case with the Transamerica Premier Balanced Fund and the Transamerica Premier Bond Fund, which both invest primarily in securities in the higher rating categories.

For more detailed information on bond ratings, including gradations within each category of quality, see Appendix A.

Disclosure Regarding S&P® Trademark

The Premier Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill companies, Inc., (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P®’s only relationship to the Licensee Adviser the licensing of certain trademarks and trade names of the S&P® and of the S&P 500 Index which is determined, composed and calculated by S&P® without regard to the Licensee or the Fund. S&P® has no obligation to take the needs of the Licensee or the owner of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL

67

DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Statements

The audited Annual Report for the fiscal year ended December 31, 2003 is a separate report supplied with this SAI and is incorporated herein by reference.

68

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody’s Investors Service, Inc.

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

69

Standard & Poor’s Corporation

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

70

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations

Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits

Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers’ Acceptance

A bankers’ acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities

Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities

Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities

Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

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Participation Interests in Loans

A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan’s terms.

International Organization Obligations

International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts

A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS). For certain securities law purposes, custody receipts are not considered U.S. government securities.

Pass-Through Securities

The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association (GNMA) certificates or Federal National Mortgage Association (FNMA) and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

AFSG Securities Corporation, Distributor

72

PART C

Other Information

Item 23.	Exhibits

(a)	Form of Articles Supplementary of Transamerica Investors, Inc. (2)

(b)	Amended Bylaws of Transamerica Investors, Inc. (3)

(c)	Not Applicable

(d)	Form of Investment Advisory and Administrative Services Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc.(3)

(e)	(1) Distribution Agreement between Transamerica Investors, Inc. and AFSG Securities Corporation

(2) Underwriting Agreement between Transamerica Investors, Inc. and AFSG Securities Corporation

(f)	Not Applicable

(g)	(1) Custodian Agreement between Transamerica Investors, Inc. and Investors Bank and Trust Company

(2) Delegation Agreement between Transamerica Investors, Inc. and Investors Bank and Trust Company

(h)	Other Material Agreements:

Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co. (1)

Transfer Agency Agreement between Transamerica Investors, Inc. and AEGON/Transamerica Investor Services, Inc.

Subscription Agreement (1)

(i)	Opinion and Consent of Counsel

(j)	Auditors Consent

(k)	No financial statements are omitted from Item 22.

(l)	Not Applicable

(m)	(i) Form of Plan of Distribution Pursuant to Rule 12b-1.

(a)	Investor Shares:

(1)	Transamerica Premier Focus Fund

(1)	Transamerica Premier Equity Fund

(2)	Transamerica Premier Index Fund

(3)	Transamerica Premier Bond Fund

(4)	Transamerica Premier Balanced Fund

(5)	Transamerica Premier Growth Opportunities Fund

(6)	Transamerica Premier Core Equity Fund

(7)	Transamerica Premier Cash Reserve Fund

(b)	Class A Shares:

(1)	Transamerica Premier Focus Fund

(1)	Transamerica Premier Equity Fund

(2)	Transamerica Premier Index Fund

(3)	Transamerica Premier Bond Fund

(4)	Transamerica Premier Balanced Fund

(5)	Transamerica Premier Cash Reserve Fund

(6)	Transamerica Premier Growth Opportunities Fund

(7)	Transamerica Premier Core Equity Fund

(c)	Class M Shares:(2)(3)

(1)	Transamerica Premier Equity Fund

(2)	Transamerica Premier Index Fund

(3)	Transamerica Premier Bond Fund

(4)	Transamerica Premier Balanced Fund

(5)	Transamerica Premier Cash Reserve Fund

(6)	Transamerica Premier Focus Fund (formerly, Premier Aggressive Growth Fund)

(7)	Premier Small Company Fund

(8)	Premier High Yield Bond Fund

(9)	Premier Value Fund

(10)	Transamerica Premier Growth Opportunities Fund

(11)	Transamerica Premier Core Equity Fund

(d)	Institutional Shares

(1)	Transamerica Premier Focus Fund

(2)	Transamerica Premier Equity Fund

(3)	Transamerica Premier Index Fund

(4)	Transamerica Premier Bond Fund

(5)	Transamerica Premier Balanced Fund

(6)	Transamerica Premier Growth Opportunities Fund

(7)	Transamerica Premier Cash Reserve Fund

(8)	Transamerica Premier Core Equity Fund

(9)	Transamerica Premier High Yield Bond Fund

(n)	Not applicable

(o)	Form of Multi-Class Plan Pursuant to Rule 18f-3. (2)

(p)	Code of Ethics

(q)	Powers of Attorney

(1)	Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995.

(2)	Filed with Post-Effective Amendment No. 10 to this registration statement on April 29, 1998.

(3)	Filed with Post-Effective Amendment No. 15 to this registration statement on April 28, 2000.

Item 24.	Person Controlled by or Under Common Control With the Registrant.

The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company (“Transamerica Occidental”), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which, in turn, is a wholly owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

Item 25.	Indemnification

Transamerica Investors’ Bylaws provide in Article VII as follows:

Section 1. OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND OTHERS.

The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation’s request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

(b) The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

(e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought,

an indemnification payment will not be made, except as provided in paragraph (f) of this Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

(f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person’s good faith belief that the standard of conduct necessary for indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term “loss” means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 6/01/00 to 6/01/01. The primary policy under the program is with ICI Mutual Insurance Company.

Item 26.	Business and Other Connections of the Investment Adviser:

Transamerica Investment Management, LLC (“TIM”) is a registered investment adviser. TIM is controlled by Transamerica Investment Services, a registered investment adviser, which in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

Information as to the officers and directors of the Adviser is included in its Form ADV last filed (September 2003) with the Securities and Exchange Commission (registration number 801-57089) and is incorporated herein by reference.

Item 27.	Principal Underwriter

(a) AFSG Securities Corporation (“AFSG”) serves as the principal underwriter of shares of the Funds.

(b) Directors and Officers of Principal Underwriter.

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

Larry N. Norman (1)	Director and President	N/A

Anne M. Spaes (1)	Director and Vice President	N/A

Lisa Wachendorf (1)	Director, Chief Compliance Officer and Vice President	N/A

John K. Carter (2)	Vice President	Vice President & Secretary

Willliam G. Cummings (2)	Vice President, Controller and Treasurer	N/A

Linda Gilmer (1)	Assistant Treasurer	N/A

Frank A. Camp (1)	Secretary	N/A

Thomas R. Moriarty (2)	Vice President	N/A

Emily Monroe Bates (3)	Assistant Treasurer	N/A

Teresa L. Stolba (1)	Assistant Compliance Officer	N/A

Clifton W. Flenniken III (4)	Assistant Treasurer	N/A

Priscilla I. Hechler (2)	Assistant Vice President and Assistant Secretary	N/A

Darin D. Smith (1)	Vice President and Assistant Secretary	N/A

Carrie Bekker (2)	Assistant Vice President	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)	400 West Market Street, Louisville, KY 40202

(4)	1111 North Charles Street, Baltimore, MD 21201

Item 28.	Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; Investors Bank & Trust Company, Registrant’s custodian, located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116; and AEGON/Transamerica Investor Services, Inc., Registrant’s transfer agent, located at 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 29.	Management Services

All management contracts are discussed in Parts A or B.

Items 30.	Undertakings

(a) Not Applicable.

(b) Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

(c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

(d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund’s outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Registration Statement on Form N-1A of Transamerica Investors, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on April 30, 2004. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Donald A. Gignac

Donald A. Gignac President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on April 30, 2004. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ Donald A. Gignac Donald A. Gignac	President (Principal Executive Officer ), State Street Master Funds

/s/ Karen D. Gillogly Karen D. Gillogly	Treasurer (Principal Accounting Officer), State Street Master Funds

/s/ William L. Boyan* William L. Boyan	Trustee, State Street Master Funds

/s/ Michael F. Holland* Michael F. Holland	Trustee, State Street Master Funds

/s/ Rina K. Spence* Rina K. Spence	Trustee, State Street Master Funds

/s/ Douglas T. Williams* Douglas T. Williams	Trustee, State Street Master Funds

* By:	/s/ Julie A. Tedesco

Julie A. Tedesco as Attorney-in-Fact pursuant to Powers of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of St. Petersburg, state of Florida, on the 30th day of April 2004.

TRANSAMERICA INVESTORS, INC.

By:	/s/ John K. Carter

John K. Carter Vice President*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ Gary U. Rollé Gary U. Rollé* Director, Chairman of the Board & President	April 30, 2004

/s/ Brian C. Scott Brian C. Scott* Chief Executive Officer	April 30, 2004

/s/ Kim D. Day Kim D. Day* Vice President and Treasurer	April 30, 2004

/s/ Sandra N. Bane Sandra Bane* Director	April 30, 2004

/s/ Sidney E. Harris Sidney E. Harris* Director	April 30, 2004

/s/ Charles C. Reed Charles E. Reed* Director	April 30, 2004

/s/ Carl R. Terzian Carl R. Terzian* Director	April 30, 2004

/s/ John K. Carter * Signed by John K. Carter as Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number		Description of Exhibit

23.	(e)(1)	Form of Distribution Agreement

23.	(e)(2)	Form of Underwriting Agreement

23.	(g)(1)	Form of Custodian Agreement

23.	(g)(2)	Form of Delegation Agreement

23.	(h)	Form of Transfer Agency Agreement

23.	(i)	Opinion and Consent of Counsel

23.	(m)(i)(a)	Form of Investor Shares Plan of Distribution

23.	(m)(i)(b)	Form of Class A Shares Plan of Distribution

23.	(m)(i)(c)	Form of Institutional Shares Plan of Distribution

23.	(p)	Code of Ethics — Transamerica Investors Inc Code of Ethics — State Street Master Funds

23.	(q)	Powers of Attorney